[BACKGROUND GRAPHIC OMITTED]

[SEI INVESTMENTS LOGO OMITTED]


                              Semi-Annual Report as of June 30, 2002 (Unaudited)

                                                    SEI INSURANCE PRODUCTS TRUST

                                                     SEI VP Large Cap Value Fund

                                                    SEI VP Large Cap Growth Fund

                                                     SEI VP Small Cap Value Fund

                                                    SEI VP Small Cap Growth Fund

                                                SEI VP International Equity Fund

                                             SEI VP Emerging Markets Equity Fund

                                                   SEI VP Core Fixed Income Fund

                                                     SEI VP High Yield Bond Fund

                                          SEI VP International Fixed Income Fund

                                               SEI VP Emerging Markets Debt Fund

                                                    SEI VP Prime Obligation Fund

TABLE OF CONTENTS









-------------------------------------------------------------

Statements of Net Assets/Schedules of Investments          1
-------------------------------------------------------------
Statements of Assets and Liabilities                      40
-------------------------------------------------------------
Statements of Operations                                  42
-------------------------------------------------------------
Statements of Changes in Net Assets                       44
-------------------------------------------------------------
Financial Highlights                                      48
-------------------------------------------------------------
Notes to Financial Statements                             50
-------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)

SEI VP Large Cap Value Fund
June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

COMMON STOCK -- 96.1%
AEROSPACE & DEFENSE -- 3.4%
   Boeing                                          9,180         $    413
   General Dynamics                                  716               76
   Goodrich                                       10,513              287
   Honeywell International                         3,973              140
   Hughes Electronics*                             2,096               22
   Lockheed Martin                                 1,605              111
   Northrop Grumman (B)                              493               62
   Raytheon                                        2,116               86
   Rockwell Collins                                5,253              144
   Textron                                           635               30
   United Technologies                             1,603              109
                                                                 ---------
                                                                    1,480
                                                                 ---------
AIR TRANSPORTATION -- 0.4%
   AMR (B)*                                          746               12
   Continental Airlines, Cl B*                       423                7
   Delta Air Lines                                   613               12
   FedEx                                           1,562               83
   Northwest Airlines*                               394                5
   Skywest                                           200                5
   Southwest Airlines                              2,096               34
                                                                 ---------
                                                                      158
                                                                 ---------
APPAREL/TEXTILES -- 0.1%
   Jones Apparel Group*                              510               19
   Liz Claiborne                                     504               16
   Polo Ralph Lauren*                                300                7
   VF                                                394               15
                                                                 ---------
                                                                       57
                                                                 ---------
AUTOMOTIVE -- 2.0%
   American Axle & Manufacturing
     Holdings*                                       200                6
   ArvinMeritor                                      400               10
   Autoliv                                           471               12
   BorgWarner                                        200               11
   Dana                                              725               13
   Delphi                                          8,841              117
   Ford Motor                                      9,745              156
   General Motors (B)                              7,913              423
   Harsco                                            200                7
   ITT Industries                                    521               37
   Lear*                                             300               14
   O'Reilly Automotive*                              100                3
   Paccar (B)                                        563               25
   TRW                                               596               34
   Visteon                                         1,160               16
                                                                 ---------
                                                                      884
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

BANKS -- 15.1%
   AmSouth Bancorp                                  1,965         $    44
   Associated Banc                                    525              20
   Astoria Financial                               10,200             327
   Bancorpsouth                                       300               6
   Bank of America                                 14,627           1,029
   Bank of Hawaii                                     447              13
   Bank of New York (B)                             2,638              89
   Bank One                                         6,311             243
   Banknorth Group                                    933              24
   BB&T                                             2,709             105
   Charter One Financial                            1,062              37
   Citizens Banking                                   100              --
   City National                                      143               8
   Colonial BancGroup                                 500               8
   Comerica                                         4,027             247
   Commerce Bancshares                                324              14
   Compass Bancshares                                 812              27
   Cullen/Frost Bankers                               200               7
   Downey Financial                                   100               5
   First Midwest Bancorp                              100               3
   First Tennessee National                           604              23
   First Virginia Banks                               175               9
   FirstMerit                                         339               9
   FleetBoston Financial                            5,720             185
   FNB                                                100               3
   Fulton Financial                                   375               7
   Golden State Bancorp                               471              17
   Golden West Financial                            4,444             306
   Greater Bay Bancorp                                300               9
   Greenpoint Financial                             7,517             369
   Hibernia, Cl A                                     680              13
   Hudson City Bancorp                                448               9
   Hudson United Bancorp                              100               3
   Huntington Bancshares                            1,493              29
   Independence Community Bank                        300               9
   IndyMac Bancorp*                                   300               7
   JP Morgan Chase                                 15,135             513
   Keycorp                                          7,573             207
   M&T Bank                                           371              32
   Marshall & Ilsley                                1,062              33
   Mellon Financial                                 1,345              42
   Mercantile Bankshares                              474              19
   National City                                    3,438             114
   National Commerce Financial                        992              26
   New York Community Bancorp                         500              13
   North Fork Bancorporation                          755              30
   Northern Trust                                     664              29
   Old National Bancorporation                        200               5
   PNC Financial Services Group                     1,573              82
   Popular                                            690              23
   Provident Financial Group                          200               6
   Regions Financial                                1,241              44
   Roslyn Bancorp                                     500              11




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002              1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Silicon Valley Bancshares*                        300         $      8
   Sky Financial Group                               300                6
   SouthTrust                                      1,942               51
   Sovereign Bancorp                               1,570               24
   State Street                                      628               28
   SunTrust Banks                                  1,387               94
   TCF Financial                                     293               14
   Trustmark                                         100                3
   Union Planters                                  1,238               40
   UnionBanCal                                     7,293              342
   US Bancorp                                     10,407              243
   Valley National Bancorp                           372               10
   Wachovia                                        7,506              287
   Washington Federal                                430               11
   Washington Mutual                              12,614              468
   Webster Financial                                 400               15
   Wells Fargo                                     8,435              422
   Whitney Holding                                   100                3
   Wilmington Trust                                  300                9
   Zions Bancorporation                              554               29
                                                                 ---------
                                                                    6,599
                                                                 ---------
BEAUTY PRODUCTS -- 1.0%
   Alberto-Culver, Cl B                              100                5
   Avon Products                                   1,180               62
   Colgate-Palmolive                                 442               22
   Estee Lauder, Cl A                                125                4
   Gillette                                        2,419               82
   International Flavors
     & Fragrances                                    305               10
   Procter & Gamble                                2,821              252
                                                                 ---------
                                                                      437
                                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.0%
   American Greetings, Cl A                           500               8
   AOL Time Warner*                                12,000             177
   Avaya*                                           1,500               7
   Belo, Cl A                                         365               8
   Cablevision Systems Corp-Rainbow
     Media Group, Cl A*                               267               2
   Cablevision Systems, Cl A (B)*                     433               4
   Charter Communications, Cl A*                      965               4
   CIENA*                                           1,313               6
   Clear Channel Communications*                    1,399              45
   Comcast, Cl A*                                   4,676             111
   Comverse Technology*                               600               6
   COX Communications, Cl A*                        1,117              31
   Cumulus Media, Cl A*                               200               3
   Dow Jones                                          203              10
   Emmis Communications, Cl A*                        289               6
   Fox Entertainment Group, Cl A*                     494              11
   Gannett                                          1,406             107
   Gemstar-TV Guide International*                    600               3
   Hispanic Broadcasting*                             200               5

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Knight-Ridder                                     406         $     26
   Lamar Advertising*                                193                7
   Lee Enterprises                                   200                7
   Liberty Media, Cl A*                           13,781              138
   Lin TV, Cl A*                                     100                3
   McClatchy, Cl A                                   100                6
   McGraw-Hill                                       179               11
   McleodUSA*                                      2,030               --
   Meredith                                          200                8
   New York Times, Cl A                              352               18
   Polycom*                                          100                1
   Radio One, Cl D*                                  300                4
   Readers Digest Assn, Cl A                         465                9
   RR Donnelley & Sons                             8,765              241
   Scholastic*                                       100                4
   Tellabs*                                        1,400                9
   Tribune                                           934               41
   USA Interactive (B)*                              191                4
   Valassis Communications*                          300               11
   Viacom, Cl B*                                   4,988              221
   Washington Post, Cl B                               6                3
                                                                 ---------
                                                                    1,326
                                                                 ---------
BUILDING & CONSTRUCTION -- 1.9%
   Centex                                          3,400              197
   Clayton Homes (B)                                 600               10
   DR Horton                                         450               12
   KB Home                                           200               10
   Lafarge North America                           2,600               91
   Lennar                                            200               12
   Martin Marietta Materials                         290               11
   Masco                                           1,459               40
   Pulte Homes                                     5,400              310
   Ryland Group                                      200               10
   Texas Industries                                2,700               85
   Toll Brothers*                                    200                6
   Vulcan Materials                                  403               18
   York International                                300               10
                                                                 ---------
                                                                      822
                                                                 ---------
CHEMICALS -- 3.2%
   Albemarle                                         200                6
   Ashland                                         5,801              235
   Cabot                                           5,794              166
   Dow Chemical                                    4,944              170
   E.I. Du Pont de Nemours                         5,314              236
   Eastman Chemical                                4,816              226
   Engelhard                                         665               19
   FMC*                                            2,000               60
   Hercules*                                         401                5
   IMC Global                                        700                9
   Lubrizol                                        4,500              151
   Lyondell Chemical                                 729               11

--------------------------------------------------------------------------------
2  SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Monsanto                                          300         $      5
   OM Group                                          100                6
   PPG Industries                                    851               53
   Rohm & Haas                                       801               32
   Sigma-Aldrich                                     427               21
                                                                 ---------
                                                                    1,411
                                                                 ---------
COMMERCIAL SERVICES -- 1.0%
   Cendant (B)*                                    5,748               91
   EnPro Industries*                               2,001               11
   Fluor                                             328               13
   Harte-Hanks                                       150                3
   Iron Mountain*                                    150                5
   Jacobs Engineering Group*                         200                7
   Manpower                                          219                8
   Pittston Brink's Group                          4,300              103
   Quintiles Transnational*                          428                5
   Rockwell Automation                             7,253              145
   ServiceMaster                                   1,451               20
   Viad                                              239                6
                                                                 ---------
                                                                      417
                                                                 ---------
COMMUNICATIONS EQUIPMENT -- 0.3%
   ADC Telecommunications*                         2,900                7
   Advanced Fibre Communication*                     264                4
   Andrew*                                           600                9
   Corning*                                        2,600                9
   Harris                                            187                7
   Motorola (B)                                    4,187               60
   PanAmSat*                                         172                4
   Scientific-Atlanta                                800               13
                                                                 ---------
                                                                      113
                                                                 ---------
COMPUTERS & SERVICES -- 3.2%
   3Com*                                           1,730                8
   Apple Computer*                                 1,866               33
   Autodesk                                       11,540              153
   Ceridian*                                         267                5
   Checkfree*                                        300                5
   Computer Sciences*                                803               38
   Diebold                                           409               15
   Electronic Data Systems                           349               13
   EMC*                                            5,100               39
   Emulex*                                           100                2
   Gateway*                                          700                3
   Hewlett-Packard                                14,465              221
   International Business Machines                 4,863              350
   Juniper Networks*                                 200                1
   NCR*                                            7,337              254
   Perot Systems, Cl A*                              200                2
   Reynolds & Reynolds, Cl A                       6,200              173
   Storage Technology*                               500                8

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Sun Microsystems*                               8,800         $     44
   Symbol Technologies                               500                4
   Ticketmaster, Cl B*                               100                2
   Unisys*                                         1,441               13
   VeriSign*                                         100                1
   WebMD*                                            989                6
   Zebra Technologies, Cl A*                         100                5
                                                                 ---------
                                                                    1,398
                                                                 ---------
CONTAINERS & PACKAGING -- 0.4%
   Ball                                              200                8
   Bemis                                             283               14
   Owens-Illinois*                                 7,000               96
   Pactiv*                                         1,000               24
   Smurfit-Stone Container*                        1,120               17
   Sonoco Products                                   477               14
                                                                 ---------
                                                                      173
                                                                 ---------
DATA PROCESSING -- 0.0%
   Acxiom*                                           254                5
   Dun & Bradstreet*                                 100                3
                                                                 ---------
                                                                        8
                                                                 ---------
DRUGS -- 1.9%
   Bristol-Myers Squibb                            6,476              167
   Eli Lilly                                         600               34
   ICN Pharmaceuticals                               216                5
   Medicis Pharmaceutical, Cl A*                     100                4
   Merck                                           9,534              483
   Millennium Pharmaceuticals*                       600                7
   Mylan Laboratories                                125                4
   Schering-Plough                                 4,600              113
   SICOR*                                            100                2
   Vertex Pharmaceuticals*                           500                8
   Watson Pharmaceuticals*                           300                8
                                                                 ---------
                                                                      835
                                                                 ---------
ELECTRICAL SERVICES -- 5.8%
   AES*                                            1,600                9
   Allegheny Energy                                  661               17
   Allete                                            300                8
   Alliant Energy                                    434               11
   Ameren (B)                                        896               39
   American Electric Power                         1,872               75
   American Power Conversion*                        984               12
   Aquila                                            955                8
   Calpine*                                        1,500               11
   Cinergy (B)                                       916               33
   CMS Energy                                        802                9
   Conectiv                                          400               10




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002      3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Consolidated Edison                             1,203         $     50
   Constellation Energy Group                         822              24
   Dominion Resources                               1,376              91
   DPL                                                558              15
   DTE Energy                                         896              40
   Duke Energy                                      4,542             141
   Edison International*                           14,168             241
   Energy East                                      4,787             108
   Entergy                                          1,109              47
   Exelon                                           1,699              89
   FirstEnergy                                      1,478              49
   FPL Group                                        4,459             268
   Great Plains Energy                                300               6
   Hawaiian Electric Industries                       100               4
   Hubbell, Cl B                                      192               7
   Idacorp                                            300               8
   Kemet*                                             562              10
   MDU Resources Group                                300               8
   Mirant*                                          1,988              15
   Molex                                              235               8
   NiSource                                           971              21
   Northeast Utilities                                552              10
   NSTAR                                              188               8
   OGE Energy                                         200               5
   PG&E*                                            9,578             171
   Pinnacle West Capital                            3,506             139
   Potomac Electric Power                             684              15
   PPL                                                710              23
   Progress Energy                                  1,181              61
   Public Service Enterprise Group                  5,801             251
   Puget Energy                                       436               9
   Reliant Energy                                   4,372              74
   Reliant Resources (B)*                             400               4
   SCANA                                              462              14
   Southern                                         3,931             108
   TECO Energy                                        853              21
   TXU                                              1,416              73
   Wisconsin Energy                                   515              13
   Xcel Energy                                      2,342              39
                                                                 ---------
                                                                    2,530
                                                                 ---------
ELECTRONICS -- 0.3%
   Adaptec*                                          400                3
   Agilent Technologies*                           1,300               31
   Arrow Electronics (B)*                            494               10
   Avnet                                             716               16
   AVX                                               200                3
   Energizer Holdings*                               484               13
   Sanmina-SCI*                                    1,208                8
   Solectron*                                      2,064               13
   Tektronix*                                        386                7
   Vishay Intertechnology*                           616               14
                                                                 ---------
                                                                      118
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
ENTERTAINMENT -- 0.6%
   Brunswick                                         474         $     13
   Callaway Golf                                     400                7
   Hasbro                                            810               11
   International Speedway, Cl A                       51                2
   Mattel                                            244                5
   Regal Entertainment Group*                        100                3
   Six Flags*                                        568                8
   Walt Disney                                    10,858              205
                                                                 ---------
                                                                      254
                                                                 ---------
ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*                          242                2
   Republic Services*                                863               16
   Waste Management                                2,552               67
                                                                 ---------
                                                                       85
                                                                 ---------
FINANCIAL SERVICES -- 7.9%
   AG Edwards                                        546               21
   Allied Capital (B)                             10,200              231
   American Express                                2,400               87
   Bear Stearns                                    5,589              342
   Citigroup                                      26,732            1,036
   Countrywide Credit Industry                     6,973              336
   Deluxe                                          2,700              105
   Doral Financial                                   100                3
   E*trade Group*                                    700                4
   Fannie Mae                                      3,400              251
   Franklin Resources                                943               40
   Freddie Mac                                       353               22
   Goldman Sachs Group                             1,271               93
   Household International                         6,632              330
   Instinet Group (B)*                               500                3
   Legg Mason                                        200               10
   Lehman Brothers Holdings                        1,222               76
   Merrill Lynch                                   4,536              184
   Morgan Stanley                                  5,837              251
   Neuberger Berman                                  100                4
   Providian Financial                               100                1
   Raymond James Financial                           300                9
   Stilwell Financial                                989               18
   T Rowe Price Group                                417               14
                                                                 ---------
                                                                    3,471
                                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 5.4%
   Adolph Coors, Cl B                              1,687              105
   Albertson's (B)                                 9,865              300
   American Water Works                              395               17
   Anheuser-Busch                                  1,550               77
   Archer-Daniels-Midland                          2,910               37
   Campbell Soup (B)                               1,146               32
   Coca-Cola                                       1,602               90

--------------------------------------------------------------------------------
4  SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Coca-Cola Enterprises                             151         $      3
   Conagra Foods                                   2,856               79
   Constellation Brands, Cl A*                       300               10
   Dean Foods*                                       400               15
   Dole Food                                         100                3
   General Mills                                     621               27
   Hershey Foods                                     366               23
   HJ Heinz                                        1,037               43
   Hormel Foods                                      326                8
   Kellogg                                           733               26
   Kraft Foods, Cl A                               1,100               45
   Kroger*                                           900               18
   Lancaster Colony                                  100                4
   Loews Corp - Carolina Group                       200                5
   McCormick                                         474               12
   Pepsi Bottling Group                            3,700              114
   PepsiAmericas                                     411                6
   Philip Morris                                  12,649              552
   RJ Reynolds Tobacco Holdings                    2,675              144
   Ruddick                                         4,000               68
   Sara Lee                                        2,108               44
   Smithfield Foods*                                 700               13
   Supervalu                                      11,035              271
   Tyson Foods, Cl A                               9,458              147
   UST                                               495               17
   Winn-Dixie Stores (B)                             460                7
   Wm. Wrigley Jr.                                   380               21
                                                                 ---------
                                                                    2,383
                                                                 ---------
GAS/NATURAL GAS -- 0.9%
   Air Products & Chemicals                        1,226               62
   Dynegy, Cl A                                    1,600               11
   El Paso                                         2,806               58
   KeySpan                                           786               30
   Kinder Morgan                                     285               11
   National Fuel Gas                                 326                7
   Nicor                                             292               13
   Peoples Energy                                    100                4
   Praxair                                           803               46
   Questar                                           343                8
   Sempra Energy                                   5,176              115
   Vectren                                           200                5
   Williams                                        2,547               15
                                                                 ---------
                                                                      385
                                                                 ---------
HAND/MACHINE TOOLS -- 0.2%
   Illinois Tool Works                               656               45
   Snap-On                                           400               12
   Stanley Works                                     228                9
                                                                 ---------
                                                                       66
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
HOTELS & LODGING -- 0.2%
   Extended Stay America*                            200         $      3
   Hilton Hotels                                   1,613               23
   Mandalay Resort Group*                            297                8
   Marriott International, Cl A                      508               19
   MGM Mirage*                                       343               12
   Park Place Entertainment*                       1,233               13
   Starwood Hotels &
     Resorts Worldwide                               613               20
                                                                 ---------
                                                                       98
                                                                 ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   Clorox                                            563               23
   Ethan Allen Interiors                             200                7
   Fortune Brands                                    747               42
   La-Z-Boy                                          300                7
   Leggett & Platt                                   828               19
   Newell Rubbermaid                               1,244               44
   Whirlpool                                       4,189              274
                                                                 ---------
                                                                      416
                                                                 ---------
INSURANCE -- 7.5%
   Aetna                                              758              36
   Aflac                                            1,360              44
   Allmerica Financial                                363              17
   Allstate                                        10,614             393
   AMBAC Financial Group                            4,820             324
   American Financial Group                           100               2
   American International Group                     7,037             480
   AmerUs Group                                       300              11
   AON                                              1,225              36
   Chubb                                              867              61
   Cigna                                            3,077             300
   Cincinnati Financial                               819              38
   CNA Financial*                                     200               5
   Erie Indemnity, Cl A                               119               5
   Fidelity National Financial                        473              15
   First American                                     500              11
   Hartford Financial Services Group                1,387              82
   HCC Insurance Holdings                             400              11
   Humana*                                          1,000              16
   Jefferson-Pilot                                    838              39
   John Hancock Financial Services                  1,493              53
   Leucadia National                                  100               3
   Lincoln National                                 1,029              43
   Loew's                                           4,969             263
   Marsh & McLennan                                   110              11
   MBIA                                               812              46
   Mercury General                                    100               5
   Metlife                                          1,565              45
   MGIC Investment                                    492              33
   Mony Group                                         181               6
   Nationwide Financial Services, Cl A                192               8




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002              5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Old Republic International                      7,843         $    247
   Phoenix                                           400                7
   PMI Group                                       7,188              275
   Principal Financial Group*                      1,600               50
   Progressive                                       466               27
   Protective Life                                   436               14
   Prudential Financial*                             700               23
   Radian Group                                      372               18
   Reinsurance Group of America                      153                5
   Safeco                                            770               24
   St Paul                                         1,096               43
   Stancorp Financial Group                          100                6
   Torchmark                                         760               29
   Transatlantic Holdings                             42                3
   Travelers Property Casualty,
     Cl A*                                         1,400               25
   Unitrin                                           173                6
   UnumProvident                                   1,281               33
   WR Berkley                                        200               11
                                                                 ---------
                                                                    3,288
                                                                 ---------
INVESTMENT COMPANIES -- 0.2%
   iShares Russell 1000 Value Index
     Fund (B)                                      1,425               74
                                                                 ---------
LEASING & RENTING -- 0.0%
   GATX                                              287                9
   Ryder System                                      300                8
   United Rentals*                                   200                4
                                                                 ---------
                                                                       21
                                                                 ---------
MACHINERY -- 1.9%
   AGCO*                                             200                4
   Caterpillar                                     1,845               90
   Crane                                             187                5
   Cummins                                         5,200              172
   Deere                                           1,321               63
   Dover                                           1,021               36
   Eaton                                             362               26
   Emerson Electric                                2,226              119
   FMC Technologies*                                 316                7
   Johnson Controls                                  504               41
   National-Oilwell*                                 300                6
   Pall                                              444                9
   Parker Hannifin (B)                               569               27
   Pentair                                           340               16
   SPX*                                              100               12
   Tecumseh Products, Cl A                         3,400              181
   Teleflex                                          200               12
   Thermo Electron*                                  852               14
                                                                 ---------
                                                                      840
                                                                 ---------
--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 1.1%
   AmerisourceBergen (B)                             111         $      8
   Anthem*                                           100                7
   Apogent Technologies*                             400                8
   Bausch & Lomb                                   4,537              154
   Beckman Coulter                                 3,000              150
   Becton Dickinson                                1,194               41
   C.R. Bard                                         322               18
   Coventry Health Care*                             100                3
   Health Net*                                       500               13
   Healthsouth*                                    1,915               25
   Henry Schein*                                     100                4
   Hillenbrand Industries                            286               16
   Human Genome Sciences*                            400                5
   ICOS*                                             400                7
   Invitrogen*                                       200                6
   McKesson                                          220                7
   Omnicare                                          300                8
   Triad Hospitals*                                  200                9
                                                                 ---------
                                                                      489
                                                                 ---------
METALS & MINING -- 1.3%
   Alcoa                                           3,979              132
   Aptargroup                                        100                3
   Freeport-McMoRan Copper &
     Gold, Cl B (B)*                              13,200              236
   Newmont Mining Corp Holding                       210                5
   Peabody Energy                                    100                3
   Phelps Dodge                                      363               15
   Precision Castparts                               400               13
   Shaw Group*                                       100                3
   Timken                                          7,400              165
                                                                 ---------
                                                                      575
                                                                 ---------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   3M                                                593               73
   Avery Dennison                                    219               14
   HON Industries                                    200                5
   IKON Office Solutions                             900                9
   Pitney Bowes                                      579               23
   Steelcase, Cl A                                   219                3
   Xerox (B)*                                     20,288              141
                                                                 ---------
                                                                      268
                                                                 ---------
PAINT & RELATED PRODUCTS -- 0.1%
   RPM                                               500                8
   Sherwin-Williams (B)                              571               17
   Valspar                                           200                9
                                                                 ---------
                                                                       34
                                                                 ---------

--------------------------------------------------------------------------------
6              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.9%
   Boise Cascade                                     337         $     12
   Bowater                                           296               16
   Georgia-Pacific                                 1,227               30
   International Paper                             2,489              109
   Kimberly-Clark                                  1,393               86
   MeadWestvaco                                      991               33
   Packaging Corporation of America*                 200                4
   Rayonier                                          200               10
   Temple-Inland                                     346               20
   Weyerhaeuser                                    1,162               74
                                                                 ---------
                                                                      394
                                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 9.9%
   Amerada Hess                                    3,971              328
   Anadarko Petroleum                                600               30
   Apache (B)                                        748               43
   Burlington Resources                              820               31
   ChevronTexaco                                   5,700              504
   Conoco                                         10,266              285
   Devon Energy                                      791               39
   EOG Resources                                     585               23
   Equitable Resources                               214                7
   Exxon Mobil                                    43,664            1,787
   Forest Oil*                                       100                3
   Halliburton                                     1,100               17
   Helmerich & Payne                                 341               12
   Kerr-McGee                                        518               28
   Marathon Oil                                    8,528              231
   Newfield Exploration*                             153                6
   Noble Energy                                      176                6
   Occidental Petroleum                           12,027              361
   Ocean Energy                                      400                9
   Patterson-UTI Energy*                             100                3
   Pennzoil-Quaker State                             400                9
   Phillips Petroleum                              7,425              437
   Pioneer Natural Resources*                        600               16
   Pogo Producing                                    200                6
   Premcor*                                          200                5
   Pride International*                              512                8
   Rowan                                             300                6
   Sunoco                                            468               17
   Tidewater                                         204                7
   Unocal                                          1,269               47
   Valero Energy                                     534               20
   Varco International*                              229                4
   XTO Energy                                        500               10
                                                                 ---------
                                                                    4,345
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.5%
   Eastman Kodak                       7,651                     $    223
                                                                 ---------
RAILROADS -- 0.9%
   Burlington Northern Santa Fe        7,809                          234
   CSX                                 1,105                           39
   Norfolk Southern                    2,216                           52
   Union Pacific (B)                   1,242                           78
                                                                 ---------
                                                                      403
                                                                 ---------
REAL ESTATE -- 0.0%
   Catellus Development*                 200                            4
                                                                 ---------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
   AMB Property                          603                           19
   Annaly Mortgage Management            600                           12
   Apartment Investment
     & Management, Cl A                  321                           16
   Archstone-Smith Trust                 860                           23
   Arden Realty                          400                           11
   AvalonBay Communities                 266                           12
   Boston Properties                     421                           17
   BRE Properties, Cl A                  100                            3
   Camden Property Trust                 100                            4
   CarrAmerica Realty                    379                           12
   Centerpoint Properties                100                            6
   Cousins Properties                    100                            2
   Crescent Real Estate Equity           335                            6
   Developers Diversified Realty         500                           11
   Duke Realty                           723                           21
   Equity Office Properties Trust      2,337                           70
   Equity Residential                  1,660                           48
   First Industrial Realty Trust         300                           10
   General Growth Properties             255                           13
   Health Care Property Investors        300                           13
   Highwoods Properties                  100                            3
   Hospitality Properties Trust          400                           15
   Host Marriott                       1,352                           15
   iStar Financial                       360                           10
   Kimco Realty                          467                           16
   Liberty Property Trust                303                           11
   Mack-Cali Realty                      355                           12
   New Plan Excel Realty Trust           600                           12
   Plum Creek Timber                     904                           28
   Prologis                            1,033                           27
   Public Storage                        444                           16
   Reckson Associates Realty             400                           10
   Rouse                                 302                           10
   Simon Property Group                  828                           30




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002              7

SCHEDULE OF INVESTMENTS (Unaudited)

SEI VP Large Cap Value Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Trizec Properties                                 400         $      7
   United Dominion Realty Trust                      400                6
   Vornado Realty Trust                              410               19
   Weingarten Realty Investors                       100                4
                                                                 ---------
                                                                      580
                                                                 ---------
RETAIL -- 3.5%
   Autonation*                                     1,186               17
   Barnes & Noble*                                   200                5
   Big Lots*                                         353                7
   Blockbuster, Cl A (B)                             223                6
   Borders Group*                                    400                7
   Brinker International*                            134                4
   CBRL Group                                        200                6
   Circuit City Stores                               924               17
   Circuit City Stores - Carmax Group*               100                2
   Costco Wholesale*                               1,272               49
   CVS                                             2,044               63
   Darden Restaurants                             12,150              300
   Dillard's, Cl A                                   400               11
   Federated Department Stores*                    5,678              225
   Foot Locker*                                      600                9
   GameStop*                                         100                2
   JC Penney (B)                                   1,349               30
   Limited                                         1,456               31
   May Department Stores                           1,587               52
   McDonald's                                      6,771              193
   Neiman-Marcus Group, Cl A*                        200                7
   Nike, Cl B                                         98                5
   Nordstrom                                         577               13
   Office Depot*                                   1,588               27
   Outback Steakhouse (B)*                           263                9
   Pier 1 Imports                                    300                6
   Reebok International*                             300                9
   Rite Aid*                                       1,168                3
   Safeway*                                        1,500               44
   Saks*                                             587                8
   Sears Roebuck                                   6,418              348
   Sonic Automotive*                                 100                3
   Toys "R" Us*                                      929               16
   Wendy's International                             201                8
   Yum! Brands*                                      322                9
   Zale*                                             100                4
                                                                 ---------
                                                                    1,555
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                                       400         $      9
                                                                 ---------
RUBBER-TIRES -- 0.0%
   Cooper Tire & Rubber                              400                8
   Goodyear Tire & Rubber                            646               12
                                                                 ---------
                                                                       20
                                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.3%
   Advanced Micro Devices*                         1,399               14
   Agere Systems, Cl B*                            4,471                7
   Amkor Technology*                                 400                2
   Applied Micro Circuits*                         1,000                5
   Atmel*                                            900                6
   Broadcom, Cl A*                                   500                9
   Conexant Systems*                                 900                1
   Cypress Semiconductor*                            226                3
   Integrated Device Technology*                     400                7
   JDS Uniphase*                                   3,600               10
   LSI Logic*                                      1,000                9
   Micron Technology (B)*                          1,400               28
   MKS Instruments*                                  100                2
   National Semiconductor*                           200                6
   Skyworks Solutions*                               246                1
   Teradyne*                                         200                5
                                                                 ---------
                                                                      115
                                                                 ---------
SOFTWARE -- 0.1%
   Advent Software*                                  100                2
   BMC Software*                                     500                8
   Citrix Systems*                                   300                2
   Computer Associates
     International                                 2,200               35
   Compuware*                                      1,204                7
   Rational Software*                                200                2
   Sybase*                                           278                3
   Veritas Software*                                 300                6
                                                                 ---------
                                                                       65
                                                                 ---------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                                 600                8
   Allegheny Technologies                            299                5
   Nucor                                             412               27
   United States Steel                               571               11
                                                                 ---------
                                                                       51
                                                                 ---------

--------------------------------------------------------------------------------
8              SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATIONS -- 6.2%
   Alltel                                          1,647         $     77
   AT&T                                           28,100              301
   AT&T Wireless Services*                         6,300               37
   BellSouth                                      13,125              413
   CenturyTel                                        666               20
   Citizens Communications*                          867                7
   IDT*                                              400                7
   Lucent Technologies*                           17,900               30
   Qwest Communications International*             3,689               10
   SBC Communications                             23,732              724
   Sprint-FON Group                               19,169              203
   Telephone & Data Systems                          248               15
   US Cellular*                                       35                1
   Verizon Communications                         21,199              851
   WorldCom-MCI Group (B)                            530                1
   WorldCom-WorldCom Group (B)*                   19,054                2
                                                                 ---------
                                                                    2,699
                                                                 ---------
TRUCKING -- 0.2%
   CNF                                               200                8
   Navistar International*                           268                8
   Swift Transportation*                             200                5
   Yellow*                                         2,700               87
                                                                 ---------
                                                                      108
                                                                 ---------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban                             200                4
                                                                 ---------
WHOLESALE -- 0.1%
   Genuine Parts                                     884               31
   Ingram Micro*                                     300                4
   Tech Data*                                        231                9
   W.W. Grainger                                     359               18
                                                                 ---------
                                                                       62
                                                                 ---------
Total Common Stock
   (Cost $43,231)                                                  42,150
                                                                 ---------

CASH EQUIVALENT -- 0.2%
   Evergreen Select Money Market Fund             81,957               82
                                                                 ---------
Total Cash Equivalent
   (Cost $82)                                                          82
                                                                 ---------


--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.0%
   U.S. Treasury Bills (A)
        1.690%, 08/29/02                          $    25        $     25
                                                                 ---------
Total U.S. Treasury Obligations
   (Cost $25)                                                          25
                                                                 ---------


REPURCHASE AGREEMENT -- 2.6%

   Morgan Stanley Dean Witter
     1.50%, dated 06/28/02, matures
     07/01/02, repurchase price $1,120,593
     (collateralized by various U.S. Treasury
     Obligations, total market value
     $1,142,864)                                   1,120            1,120
                                                                 ---------
Total Repurchase Agreement
   (Cost $1,120)                                                    1,120
                                                                 ---------
Total Investments -- 98.9%
   (Cost $44,458)                                                $ 43,377
                                                                 =========


Percentages are based on Net Assets of $43,848,964.

*    Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Yield shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2002 (see Note 11). The total value of securities on loan at June 30, 2002 was $1,775,183.
Cl   -- Class

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002              9

SCHEDULE OF INVESTMENTS (Unaudited)

SEI VP Large Cap Growth Fund
June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

COMMON STOCK -- 88.5%
AEROSPACE & DEFENSE -- 0.3%
   United Technologies                             1,400         $     95
                                                                 ---------
APPAREL/TEXTILES -- 1.1%
   Cintas                                          7,400              366
                                                                 ---------
BANKS -- 2.4%
   Bank One                                        5,100              196
   JP Morgan Chase                                12,100              411
   State Street                                    4,100              183
                                                                 ---------
                                                                      790
                                                                 ---------
BEAUTY PRODUCTS -- 0.6%
   Avon Products                                   1,700               89
   Procter & Gamble                                1,000               89
                                                                 ---------
                                                                      178
                                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.8%
   AOL Time Warner*                               11,900              175
   Comcast, Cl A*                                 21,200              505
   COX Communications, Cl A*                       5,900              163
   Liberty Media, Cl A*                           20,500              205
   Viacom, Cl B*                                  11,200              497
                                                                 ---------
                                                                    1,545
                                                                 ---------
COMMUNICATIONS EQUIPMENT -- 1.7%
   Nokia Oyj ADR                                  38,600              559
                                                                 ---------
COMPUTERS & SERVICES -- 5.4%
   Affiliated Computer Services*                     700               33
   Cisco Systems*                                 56,725              792
   Dell Computer*                                 17,600              460
   eBay (A)*                                       6,200              382
   EMC*                                           10,900               82
                                                                 ---------
                                                                    1,749
                                                                 ---------
DATA PROCESSING -- 4.1%
   Automatic Data Processing                       3,500              152
   First Data                                     21,100              785
   Fiserv*                                        10,200              375
                                                                 ---------
                                                                    1,312
                                                                 ---------
DRUGS -- 6.8%
   Pfizer                                         49,600            1,736
   Wyeth                                           9,100              466
                                                                 ---------
                                                                    2,202
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

ELECTRONICS -- 0.8%
   Flextronics International*                     22,600         $    161
   Solectron*                                     17,300              106
                                                                 ---------
                                                                      267
                                                                 ---------
FINANCIAL SERVICES -- 12.2%
   Charles Schwab                                 38,700              433
   Citigroup                                      20,800              806
   Concord EFS*                                   17,800              537
   Fannie Mae                                      1,400              103
   Goldman Sachs Group                             7,600              557
   MBNA                                           18,700              618
   Merrill Lynch                                   3,100              126
   Morgan Stanley                                  6,900              297
   Paychex                                        15,100              473
                                                                 ---------
                                                                    3,950
                                                                 ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES-- 2.1%
   General Electric                               23,800              691
                                                                 ---------
INSURANCE -- 4.8%
   ACE                                             3,000               95
   American International Group                   21,500            1,467
                                                                 ---------
                                                                    1,562
                                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 12.8%
   Amgen (A)*                                     11,500              482
   Cardinal Health                                16,700            1,025
   IMS Health                                     15,800              284
   Johnson & Johnson                              11,200              585
   Medtronic                                      28,100            1,204
   Tenet Healthcare*                               5,200              372
   Wellpoint Health Networks*                      2,300              179
                                                                 ---------
                                                                    4,131
                                                                 ---------
MOTORCYCLES, BICYCLES & PARTS -- 0.6%
   Harley-Davidson (A)                             3,600              185
                                                                 ---------
OIL & GAS DRILLING -- 0.5%
   Noble*                                          4,200              162
                                                                 ---------
RAILROADS -- 0.4%
   Union Pacific                                   1,900             120
                                                                 ---------
RETAIL -- 13.3%
   Bed Bath & Beyond*                              2,300               87
   Best Buy*                                       1,000               36
   Costco Wholesale*                              16,300              630
   Home Depot                                     32,900            1,208
   Kohl's*                                        14,800            1,037

--------------------------------------------------------------------------------
10             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Lowe's                                          6,700         $    304
   Wal-Mart Stores                                10,100              556
   Walgreen                                       11,800              456
                                                                 ---------
                                                                    4,314
                                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.1%
   Altera (A)*                                    14,000              190
   Intel                                          51,800              946
   Maxim Integrated Products*                      2,000               77
   Micron Technology (A)*                         16,600              336
   Texas Instruments                               4,300              102
                                                                 ---------
                                                                    1,651
                                                                 ---------
SOFTWARE -- 7.8%
   DST Systems*                                    4,000              183
   Microsoft*                                     33,300            1,821
   Peoplesoft*                                     3,300               49
   Sungard Data Systems*                           6,100              161
   Veritas Software*                              16,500              327
                                                                 ---------
                                                                    2,541
                                                                 ---------
TELEPHONES & TELECOMMUNICATIONS -- 0.3%
   AT&T Wireless Services*                        17,700              104
                                                                 ---------
WHOLESALE -- 0.6%
   Fastenal                                        4,600              177
                                                                 ---------
Total Common Stock
   (Cost $34,968)                                                  28,651
                                                                 ---------

CASH EQUIVALENT -- 0.3%
   First Union Cash Management
     Program                                     108,956         $    109
Total Cash Equivalent
   (Cost $109)                                                        109
                                                                 ---------

--------------------------------------------------------------------------
                                              Face Amount     Market Value
Description                                 ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 3.8%
   Morgan Stanley Dean Witter
     1.50%, dated 06/28/02, matures
     07/01/02, repurchase price $1,246,737
     (collateralized by various U.S. Treasury
     Obligations, total market value
     $1,271,515)                                  $1,247         $  1,247
                                                                 ---------
Total Repurchase Agreements
   (Cost $1,247)                                                    1,247
                                                                 ---------
Total Investments -- 92.6%
   (Cost $36,324)                                                $ 30,007
                                                                 =========


Percentages are based on Net Assets of $32,418,102.

*    Non-Income Producing Security
(A) This security or a partial position of this security is on loan at June 30, 2002 (see Note 11). The total value of securities on loan at June 30, 2002 was $1,377,856.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             11

STATEMENT OF NET ASSETS (Unaudited)

SEI VP Small Cap Value Fund
June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

Common Stock -- 96.6%
AEROSPACE & DEFENSE -- 0.1%
   Kaman                                           1,300         $     22
                                                                 ---------
AGRICULTURE -- 1.3%
   Delta & Pine Land                              10,775              217
                                                                 ---------
AIR TRANSPORTATION -- 1.0%
   EGL*                                           10,300              175
                                                                 ---------
APPAREL/TEXTILES -- 2.1%
   Kellwood                                        4,950              161
   National Service Industries                     2,737               25
   Phillips-Van Heusen                             3,100               48
   Unifi*                                          6,475               70
   Unifirst                                        2,500               63
                                                                 ---------
                                                                      367
                                                                 ---------
AUTOMOTIVE -- 2.3%
   AO Smith                                        1,400               43
   Arctic Cat                                      3,900               68
   ArvinMeritor                                    5,000              120
   Harsco                                          2,800              105
   JLG Industries                                  4,400               62
                                                                 ---------
                                                                      398
                                                                 ---------
BANKS -- 11.7%
   Bank of Hawaii                                 11,400              319
   BankAtlantic Bancorp                           10,400              129
   Colonial BancGroup                              7,000              105
   Commercial Federal                             11,200              325
   Downey Financial                                2,300              109
   First Citizens Bancshares, Cl A                   400               44
   First Financial Bancorp                         1,575               31
   FirstFed Financial*                             3,100               90
   Flagstar Bancorp                                6,150              142
   Flushing Financial                              2,800               57
   Independence Community Bank                     3,800              111
   MAF Bancorp                                     1,900               72
   OceanFirst Financial                            3,800               92
   Seacoast Financial Services                     3,800               95
   Staten Island Bancorp                           7,000              134
   UMB Financial                                   2,300              108
   Washington Federal                              3,190               81
                                                                 ---------
                                                                    2,044
                                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.5%
   American Greetings, Cl A (B)                   19,325              322
   Banta                                           3,200              115
   Bowne                                           5,175               76
   Consolidated Graphics*                          2,700               51
   Hollinger International                        18,550              223
                                                                 ---------
                                                                      787
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

BUILDING & CONSTRUCTION -- 5.4%
   Butler Manufacturing                            2,400         $     66
   M/I Schottenstein Homes                         3,400              128
   MDC Holdings                                    2,750              143
   Nortek*                                         1,900               86
   NVR*                                              200               65
   Ryland Group (B)                                2,600              129
   Standard-Pacific                                2,600               91
   Texas Industries                                4,680              147
   York International                              2,500               85
                                                                 ---------
                                                                      940
                                                                 ---------
CHEMICALS -- 4.5%
   Albemarle                                       3,700              114
   Cytec Industries*                               9,375              295
   Ethyl*                                          5,600                4
   HB Fuller                                       1,500               44
   Millennium Chemicals                           14,350              201
   Minerals Technologies                           1,900               94
   Wellman                                         1,800               30
                                                                 ---------
                                                                      782
                                                                 ---------
COMMERCIAL SERVICES -- 6.1%
   Blyth                                           9,625              300
   CDI*                                            2,000               65
   CSG Systems International*                      6,775              130
   Pittston Brink's Group                          8,675              208
   RH Donnelley*                                   5,000              140
   SPS Technologies*                                 860               33
   Stewart Enterprises*                            8,800               56
   Tredegar                                        5,575              135
                                                                 ---------
                                                                    1,067
                                                                 ---------
COMMUNICATIONS EQUIPMENT -- 2.5%
   Andrew*                                         8,125              121
   Anixter International*                          1,200               28
   Belden                                          5,375              112
   Checkpoint Systems*                             5,500               64
   General Cable                                   6,100               39
   Inter-Tel (B)                                   4,200               71
                                                                 ---------
                                                                      435
                                                                 ---------
COMPUTERS & SERVICES -- 4.7%
   Brady                                           5,900              207
   Carreker*                                       2,700               31
   Earthlink*                                     22,500              149
   Imation*                                        3,900              116
   Iomega*                                         2,980               38
   Paxar*                                          5,350               90
   Storage Technology*                             5,000               80
   SYKES Enterprises*                              5,000               40
   Synopsys*                                       1,299               71
                                                                 ---------
                                                                      822
                                                                 ---------

--------------------------------------------------------------------------------
12             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

DRUGS -- 0.1%
   Alpharma                                        1,300         $     22
                                                                 ---------
ELECTRICAL SERVICES -- 2.0%

   El Paso Electric*                               6,400               89
   Idacorp                                         1,200               33
   PNM Resources                                   3,100               75
   RGS Energy Group (B)                            2,300               90
   UIL Holdings                                    1,200               65
                                                                 ---------
                                                                      352
                                                                 ---------
ELECTRONICS -- 0.7%
   Barnes Group                                    2,300               53
   Methode Electronics                             5,900               75
                                                                 ---------
                                                                      128
                                                                 ---------
ENTERTAINMENT -- 3.9%
   Callaway Golf                                  12,750              202
   Gaylord Entertainment*                          9,050              199
   Speedway Motorsports*                          10,850              276
                                                                 ---------
                                                                      677
                                                                 ---------
FINANCIAL SERVICES -- 2.6%
   Doral Financial                                 2,700               90
   Student Loan                                    1,100               91
   Waddell & Reed Financial                       11,925              274
                                                                 ---------
                                                                      455
                                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 1.8%
   Dole Food                                       3,900              112
   Fleming (B)                                     3,300               60
   Pilgrims Pride, Cl A                              300                3
   Pilgrims Pride, Cl B                            2,200               31
   Universal                                       2,700               99
                                                                 ---------
                                                                      305
                                                                 ---------
GAS/NATURAL GAS -- 1.3%
   Cascade Natural Gas                             1,700               36
   Oneok                                           3,600               79
   UGI                                             3,200              102
                                                                 ---------
                                                                      217
                                                                 ---------
HOTELS & LODGING -- 1.2%
   Aztar*                                          5,500              115
   Prime Hospitality*                              7,800              101
                                                                 ---------
                                                                      216
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.3%
   Kimball International                           2,100         $     34
   Salton (B)*                                     1,300               19
                                                                 ---------
                                                                       53
                                                                 ---------
INSURANCE -- 5.2%
   AmerUs Group (B)                                2,600               96
   CNA Surety                                      1,900               28
   Commerce Group                                  2,600              103
   Delphi Financial Group                          1,400               61
   FBL Financial Group                             1,660               37
   Landamerica Financial Group                     3,500              110
   Pacificare Health Systems (B)*                  2,900               79
   Phoenix                                        11,275              207
   Presidential Life                               3,300               67
   Stewart Information Services*                   5,050              104
   Vesta Insurance Group                           3,600               15
                                                                 ---------
                                                                      907
                                                                 ---------
LEASING & RENTING -- 1.6%
   Dollar Thrifty Automotive Group*                2,200               57
   Rent-A-Center*                                  1,800              104
   Ryder System                                    4,500              122
                                                                 ---------
                                                                      283
                                                                 ---------
MACHINERY -- 3.7%
   Applied Industrial Technologies                 3,400               67
   Axcelis Technologies*                          21,600              244
   Crane                                           8,550              217
   Gehl*                                             500                7
   Lincoln Electric Holdings                       3,900              105
                                                                 ---------
                                                                      640
                                                                 ---------
MARINE TRANSPORTATION -- 0.4%
   Alexander & Baldwin                             2,600               67
                                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 6.7%
   Acuity Brands                                  17,100              311
   Dionex*                                         3,550               95
   Edwards Lifesciences*                           7,025              163
   Haemonetics*                                    9,980              291
   Sola International*                             5,800               67
   US Oncology*                                   12,700              106
   Visx*                                          12,100              132
                                                                 ---------
                                                                    1,165
                                                                 ---------



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             13

STATEMENT OF NET ASSETS (Unaudited)

SEI VP Small Cap Value Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

METALS & MINING -- 0.9%
   Commercial Metals                               2,300         $    108
   ROHN Industries*                                6,600                2
   Silgan Holdings*                                1,200               48
                                                                 ---------
                                                                      158
                                                                 ---------
OFFICE/BUSINESS EQUIPMENT -- 2.6%
   IKON Office Solutions                           4,300               40
   ProQuest*                                       2,300               82
   Standard Register                               2,000               68
   Wallace Computer Services                      11,750              253
                                                                 ---------
                                                                      443
                                                                 ---------
PAPER & PAPER PRODUCTS -- 2.1%
   Rayonier                                        4,565              224
   Rock-Tenn, Cl A                                 3,500               64
   Schweitzer-Mauduit International                2,900               72
                                                                 ---------
                                                                      360
                                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 2.2%
   Forest Oil*                                     3,225               92
   Frontier Oil                                    2,300               40
   Giant Industries*                               1,500               12
   Patina Oil & Gas                                5,125              141
   World Fuel Services                             4,200              102
                                                                 ---------
                                                                      387
                                                                 ---------
REAL ESTATE -- 0.8%
   Avatar Holdings*                                4,750              133
                                                                 ---------
RETAIL -- 5.5%
   BOB Evans Farms                                 1,900               60
   Brown Shoe                                      4,100              115
   Cato, Cl A                                      3,900               87
   Dillard's, Cl A                                 4,100              108
   Dress Barn*                                     4,600               71
   Footstar*                                       4,775              117
   Great Atlantic & Pacific Tea*                   3,900               73
   Lone Star Steakhouse & Saloon                   3,000               71
   Ryan's Family Steak Houses*                     8,700              115
   Sonic Automotive*                               3,600               92
   United Auto Group*                              1,900               40
                                                                 ---------
                                                                      949
                                                                 ---------
RUBBER-TIRES -- 0.8%
   Bandag                                            800               23
   Cooper Tire & Rubber                            5,800              119
                                                                 ---------
                                                                      142
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

SOFTWARE -- 1.8%
   Ansys*                                          1,300         $     26
   Concerto Software*                              7,250               46
   Dendrite International*                        18,375              178
   Digi International*                             6,500               21
   Progress Software*                              2,775               42
                                                                 ---------
                                                                      313
                                                                 ---------
STEEL & STEEL WORKS -- 0.7%
   AK Steel Holding*                               4,200               54
   Quanex                                          1,500               65
                                                                 ---------
                                                                      119
                                                                 ---------
TRUCKING -- 1.1%
   Roadway                                         1,900               68
   USFreightways                                   1,800               68
   Yellow*                                         1,900               62
                                                                 ---------
                                                                      198
                                                                 ---------
WHOLESALE -- 0.4%
   Handleman*                                      4,600               67
                                                                 ---------
Total Common Stock
   (Cost $13,977)                                                  16,812
                                                                 ---------

RIGHTS -- 0.0%
   Bank United*                                    1,700               --
                                                                 ---------
Total Rights
   (Cost $0)

                                                                 ---------

WARRANTS -- 0.0%
   Dime Bancorp (A)*                               1,000              --
                                                                 ---------
Total Warrants
   (Cost $0)
                                                                 ---------
--------------------------------------------------------------------------------
14             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                     Shares/Face Amount      Market Value
Description                               ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------

CASH EQUIVALENT -- 0.1%
   Evergreen Select Money
     Market Fund                                  24,682         $     25
                                                                 ---------
Total Cash Equivalent
   (Cost $25)                                                          25
                                                                 ---------

REPURCHASE AGREEMENT -- 3.6%
   Morgan Stanley Dean Witter
     1.50%, dated 06/28/02, matures
     07/01/02, repurchase price $618,835
     (collateralized by various U.S.
     Treasury Obligations, total market
     value $631,134)                                $619              619
                                                                 ---------
Total Repurchase Agreement
   (Cost $619)                                                        619
                                                                 ---------
Total Investments -- 100.3%
   (Cost $14,621)                                                  17,456
                                                                 ---------
Short-Term Investments Held as Collateral
   for Loan Securities -- 3.9%                                        671
                                                                 ---------
Collateral on Securities Loaned -- (3.9)%                            (671)
                                                                 ---------

OTHER ASSETS AND LIABILITIES-- (0.3)%
Investment Advisory Fee Payable                                        (6)
Management Fee Payable                                                 (4)
Other Asset and Liabilities                                           (39)
                                                                 ---------
Total Other Assets and Liabilities, Net                               (49)
                                                                 ---------

NET ASSETS:
Paid in capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,296,137 outstanding shares
   of beneficial interest                                        $ 14,045
Undistributed net investment income                                    10
Accumulated net realized gain on investments                          517
Net unrealized appreciation on investments                          2,835
                                                                 ---------
Total Net Assets -- 100.0%                                       $ 17,407
                                                                 =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                      $13.43
                                                                 =========


*    Non-Income Producing Security
(A) Represents a potential distribution settlement in a legal claim. Does not have a strike price or expiration date.
(B) This security or a partial position of this security is on loan at June 30, 2002 (see Note 11). The total value of securities on loan at June 30, 2002 was $637,294.
Cl   -- Class

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             15

STATEMENT OF NET ASSETS (Unaudited)

SEI VP Small Cap Growth Fund
June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

COMMON STOCK -- 91.2%
AEROSPACE & DEFENSE -- 2.1%
   DRS Technologies*                               1,800         $     77
   Integrated Defense Technologies*                1,700               50
   United Industrial                               1,500               33
   Veridian*                                       1,400               32
                                                                 ---------
                                                                      192
                                                                 ---------
AUTOMOTIVE -- 1.7%
   Advance Auto Parts*                             1,000               55
   American Axle & Manufacturing
     Holdings*                                     1,100               33
   Monaco Coach*                                   1,800               38
   Polaris Industries                                400               26
                                                                 ---------
                                                                      152
                                                                 ---------
BANKS -- 3.4%
   Hudson United Bancorp                             700               20
   Independence Community Bank                     1,900               56
   Netbank*                                        4,300               51
   Roslyn Bancorp                                  2,650               58
   Seacoast Financial Services                     1,500               38
   UCBH Holdings                                   1,400               53
   Waypoint Financial                              1,500               29
                                                                 ---------
                                                                      305
                                                                 ---------
BUILDING & CONSTRUCTION -- 1.9%
   Beazer Homes USA (A)*                             600               48
   Hovnanian Enterprises*                          3,300              118
                                                                 ---------
                                                                      166
                                                                 ---------
COMMERCIAL SERVICES -- 9.1%
   AMN Healthcare Services*                        2,500               88
   Blyth                                           2,200               69
   Career Education*                               2,600              117
   Coinstar*                                       3,600               88
   Corinthian Colleges*                            4,100              139
   FTI Consulting*                                 1,200               42
   Headwaters*                                     2,000               32
   John H. Harland                                 1,000               28
   Kroll*                                          3,700               80
   Labor Ready*                                    5,200               30
   Probusiness Services*                           2,000               29
   Right Management Consultants*                   2,700               71
                                                                 ---------
                                                                      813
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.2%
   Advanced Fibre Communication*                   2,400         $     39
   Anaren Microwave*                               1,600               14
   Powerwave Technologies*                         2,200               20
   Signal Technology*                              3,700               35
                                                                 ---------
                                                                      108
                                                                 ---------
COMPUTERS & SERVICES -- 3.7%
   Avocent*                                        1,200               19
   Cognizant Technology Solutions*                   900               48
   Digimarc*                                       3,500               36
   GTECH Holdings*                                 3,000               77
   Manhattan Associates*                             800               26
   NetScreen Technologies (A)*                     2,100               19
   Perot Systems, Cl A*                            2,800               30
   Silicon Storage Technology*                     4,700               37
   Verisity*                                       2,400               42
                                                                 ---------
                                                                      334
                                                                 ---------
CONSUMER PRODUCTS -- 1.4%
   Fossil*                                         3,350               69
   K-Swiss, Cl A                                   2,000               52
                                                                 ---------
                                                                      121
                                                                 ---------
DRUGS -- 3.8%
   BioMarin Pharmaceuticals*                       4,200               22
   Cubist Pharmaceuticals*                         3,100               29
   First Horizon Pharmaceutical*                   3,600               75
   Ilex Oncology*                                  2,300               32
   Medicines*                                      5,900               73
   Medicis Pharmaceutical, Cl A*                     800               34
   Neurocrine Biosciences*                         2,000               57
   Pozen*                                          3,900               20
                                                                 ---------
                                                                      342
                                                                 ---------
ELECTRICAL SERVICES -- 0.7%
   EMCOR Group*                                      400               23
   Power-One*                                      6,900               43
                                                                 ---------
                                                                       66
                                                                 ---------
ELECTRONICS -- 2.5%
   Analogic                                        1,500               74
   Flir Systems*                                   1,300               54
   Itron*                                          3,700               97
                                                                 ---------
                                                                      225
                                                                 ---------

--------------------------------------------------------------------------------
16             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

ENTERTAINMENT -- 3.7%
   Action Performance*                             1,000         $     31
   Alloy (A)*                                      3,600               52
   Magna Entertainment, Cl A*                      5,000               35
   Nautilus Group (A)*                             1,000               31
   Penn National Gaming*                           3,200               58
   Scientific Games, Cl A*                         4,400               35
   Shuffle Master*                                 4,750               87
                                                                 ---------
                                                                      329
                                                                 ---------
ENVIRONMENTAL SERVICES -- 1.4%
   Stericycle*                                     3,600              127
                                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 0.7%
   American Italian Pasta*                         1,200               61
                                                                 ---------
HOTELS & LODGING -- 1.0%
   Boyd Gaming*                                    3,100               45
   M T R Gaming Group*                             2,900               48
                                                                 ---------
                                                                       93
                                                                 ---------
INSURANCE -- 2.1%
   Arch Capital Group*                             1,800               51
   Hilb Rogal & Hamilton                           1,900               86
   Hub International                               2,000               30
   IPC Holdings*                                     800               24
                                                                 ---------
                                                                      191
                                                                 ---------
LEASING & RENTING -- 0.8%
   Rent-A-Center*                                  1,200               70
                                                                 ---------
MACHINERY -- 2.2%
   CoorsTek*                                       1,600               50
   Entegris*                                       3,300               48
   National-Oilwell*                               3,200               67
   Wilson Greatbatch Technologies*                 1,400               36
                                                                 ---------
                                                                      201
                                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 16.4%
   aaiPharma*                                      1,900               43
   Accredo Health (A)*                               900               42
   American Medical Systems Holdings*             10,100              203
   Amsurg*                                         2,600               68
   Bentley Pharmaceuticals*                        4,500               52
   Cell Therapeutics*                              2,800               15
   Conceptus*                                      2,700               45
   Connetics*                                      7,400               96
   Coventry Health Care*                           3,400               97
   D&K Healthcare Resources                        1,500               53
   Dianon Systems*                                 1,300               69

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   Genta (A)*                                      3,400         $     28
   Henry Schein*                                   1,900               85
   Hologic*                                        4,600               67
   Invitrogen*                                       600               19
   Martek Biosciences*                               900               19
   MedSource Technologies*                         3,200               39
   MGI Pharma*                                     4,500               32
   Mid Atlantic Medical Services*                  2,800               88
   NBTY*                                           2,100               32
   Option Care*                                    3,875               53
   Pediatrix Medical Group*                          700               17
   PolyMedica (A)*                                 2,800               71
   Renal Care Group*                                 600               19
   Sierra Health Services*                         1,900               42
   United Surgical Partners
     International*                                2,300               71
                                                                 ---------
                                                                    1,465
                                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 5.2%
   Horizon Offshore*                               6,900               58
   Key Energy Services*                            8,900               93
   Oceaneering International*                      2,100               57
   Patterson-UTI Energy*                           3,100               88
   Pennzoil-Quaker State                             800               17
   Precision Drilling*                             2,700               94
   XTO Energy                                      2,800               58
                                                                 ---------
                                                                      465
                                                                 ---------
RETAIL -- 12.3%
   American Eagle Outfitters*                      3,700               78
   Bebe Stores*                                    3,200               65
   Charlotte Russe Holding*                        2,800               63
   Chico's FAS (A)*                                2,225               81
   Childrens Place (A)*                            3,100               82
   Factory 2-U Stores*                             2,300               32
   Finish Line*                                    1,200               22
   Fred's                                          1,450               53
   Gymboree*                                       5,200               83
   Hollywood Entertainment*                          800               17
   HOT Topic (A)*                                  3,400               91
   Insight Enterprises*                            1,900               48
   Movie Gallery*                                  1,100               23
   Pacific Sunwear of California*                  3,900               86
   PEP Boys-Manny Moe & Jack                       2,200               37
   Regis (A)                                       2,900               78
   Ruby Tuesday                                      900               17
   Sonic Automotive*                                 800               21
   Tweeter Home Entertainment Group*               3,600               59
   Urban Outfitters*                               1,900               66
                                                                 ---------
                                                                    1,102
                                                                 ---------




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             17

STATEMENT OF NET ASSETS (Unaudited)

SEI VP Small Cap Growth Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

SEMI-CONDUCTORS/INSTRUMENTS -- 7.4%
   Artisan Components*                             3,500         $     31
   ASM International*                              2,000               35
   Asyst Technologies (A)*                         5,500              112
   Cymer*                                          1,200               42
   Integrated Circuit Systems*                     3,300               67
   LTX*                                            3,000               43
   Microtune (A)*                                  3,500               31
   Mykrolis*                                       1,700               20
   O2Micro International (A)*                      3,100               32
   Oak Technology*                                 1,900                9
   Photronics (A)*                                 1,800               34
   RF Micro Devices*                               1,800               14
   Rudolph Technologies*                           1,700               42
   Skyworks Solutions*                               700                4
   Virage Logic*                                   3,900               51
   Zoran*                                          4,200               96
                                                                 ---------
                                                                      663
                                                                 ---------
SOFTWARE -- 3.0%
   Activision*                                     3,500              102
   Lawson Software*                                1,900               11
   Midway Games*                                   5,700               48
   PracticeWorks*                                  2,200               41
   Raindance Communications*                       7,500               43
   United Online (A)*                              2,000               24
                                                                 ---------
                                                                      269
                                                                 ---------
STEEL & STEEL WORKS -- 1.1%
   Maverick Tube*                                  4,300               64
   Steel Dynamics*                                 1,800               30
                                                                 ---------
                                                                      94
                                                                 ---------
TRUCKING -- 1.8%
   JB Hunt Transport Services*                     3,600              106
   USFreightways                                   1,500               57
                                                                 ---------
                                                                      163
                                                                 ---------
WHOLESALE -- 0.6%
   Performance Food Group*                         1,500               51
                                                                 ---------
Total Common Stock
   (Cost $8,465)                                                    8,168
                                                                 ---------

--------------------------------------------------------------------------
                                            Face Amount      Market Value
Description                               ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 7.6%
   Morgan Stanley Dean Witter
     1.50%, dated 06/28/02, matures
     7/01/02, repurchase price $684,913
     (collateralized by various U.S.
     Treasury Obligations, total market
     value $698,525)                                  $685       $    685
                                                                 ---------
Total Repurchase Agreement
   (Cost $685)                                                        685
                                                                 ---------
Total Investments -- 98.8%
   (Cost $9,150)                                                    8,853
                                                                 ---------
Short-Term Investments Held as Collateral
   for Loan Securities -- 7.8%                                        697
                                                                 ---------
Collateral on Securities Loaned -- (7.8)%                            (697)
                                                                 ---------

OTHER ASSETS AND LIABILITIES -- 1.2%
Investment Advisory Fee Payable                                        (3)
Management Fee Payable                                                 (3)
Other Asset and Liabilities                                           115
                                                                 ---------
Total Other Assets and Liabilities, Net                               109
                                                                 ---------

NET ASSETS:
Paid in capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,354,289 outstanding shares
   of beneficial interest                                        $ 12,426
Accumulated net investment loss                                       (38)
Accumulated net realized loss on investments                       (3,129)
Net unrealized depreciation on investments                           (297)
                                                                 =========

Total Net Assets-- 100.0%                                        $  8,962
                                                                 =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                       $6.62
                                                                 =========


*    Non-Income Producing Security
(A) This security or a partial position of this security is on loan at 06/30/2002 (see Note 11). The total value of securities on loan at 06/30/2002 was $675,290.
Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
18             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

SEI VP International Equity Fund

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 94.8%

AUSTRALIA -- 2.7%
   Australia and New Zealand
     Banking Group                                 4,700         $     51
   BHP Billiton                                   43,045              249
   Foster's Group                                 14,332               38
   National Australia Bank                         1,429               28
   News                                            3,707               20
   News ADR                                          200                5
   QBE Insurance Group                             5,920               22
   WMC                                             5,900               30
   Woolworths                                     10,021               74
                                                                 ---------
                                                                      517
                                                                 ---------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR                          400               10
                                                                 ---------
CANADA -- 1.6%
   Abitibi-Consolidated                            4,400               40
   Alcan                                             600               23
   Bombardier, Cl B                                5,900               49
   Magna International, Cl A                         300               21
   National Bank of Canada                         1,200               24
   Nortel Networks*                                2,800                4
   Suncor Energy                                   1,000               17
   Thomson                                         2,700               85
   Thomson (USD)                                   1,000               32
   Zarlink Semiconductor*                            600                3
                                                                 ---------
                                                                      298
                                                                 ---------
FINLAND -- 2.0%
   Nokia Oyj                                      11,770              172
   Stora Enso Oyj                                  8,972              126
   UPM-Kymmene Oyj                                 2,000               79
                                                                 ---------
                                                                      377
                                                                 ---------
FRANCE -- 10.2%
   Accor                                           4,650              189
   Air Liquide                                       450               69
   Aventis (B)                                     3,283              233
   Bouygues (B)                                    3,500               98
   Cie de Saint-Gobain                             3,032              136
   Cie Generale D'Optique Essilor
     International                                   600               24
   Groupe Danone                                     300               41
   LVMH Moet Hennessy Louis Vuitton                2,798              141
   Michelin                                          900               37
   Pechiney                                          300               14
   Pernod-Ricard                                     911               89
   Renault                                         1,400               65
   Sanofi-Synthelabo                               5,919              360
   Schneider Electric                              3,119              168
   Societe Television Francaise 1                    900               24

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------
   TotalFinaElf                                    1,104         $    179
   Vivendi Universal (B)                           3,450               75
                                                                 ---------
                                                                    1,942
                                                                 ---------
GERMANY -- 4.7%
   Aixtron (B)                                     1,000               12
   Allianz                                           975              195
   Bayerische Motoren Werke                        1,500               62
   DaimlerChrysler                                 2,500              121
   Deutsche Telekom                                  600                6
   Epcos*                                            700               23
   Infineon Technologies*                          1,300               20
   Metro                                           1,300               40
   Muenchener Rueckversicherungs                     318               75
   SAP                                               200               20
   Siemens                                         1,100               66
   ThyssenKrupp                                    4,500               69
   TUI                                               900               22
   Volkswagen                                      3,353              163
                                                                 ---------
                                                                      894
                                                                 ---------
GREECE -- 0.3%
   Hellenic Telecommunications
     Organization                                  3,700               58
                                                                 ---------
HONG KONG -- 4.0%
   Cheung Kong Holdings                           11,000               91
   China Mobile*                                  63,990              189
   Hang Lung Properties                           22,000               25
   Hang Seng Bank                                  4,000               43
   Hongkong Land Holdings                         11,000               18
   Hutchison Whampoa                              18,400              137
   Johnson ElectricHoldings                       26,000               31
   Li & Fung                                      28,000               38
   Shangri-La Asia                                38,000               32
   Sun Hung Kai Properties                        12,000               91
   Swire Pacific, Cl A                            12,500               64
                                                                 ---------
                                                                      759
                                                                 ---------
IRELAND -- 1.1%
   Allied Irish Banks                              5,900               78
   CRH                                             5,700               95
   Elan ADR*                                         700                4
   Irish Life & Permanent                          2,700               39
                                                                 ---------
                                                                      216
                                                                 ---------
ITALY -- 3.2%
   Assicurazioni Generali                          2,800               66
   ENI-Ente Nazionale
     Idrocarburi (B)                              16,632              265
   IntesaBci                                      41,769              128
   Mediaset                                       19,169              148
                                                                 ---------
                                                                      607
                                                                 ---------




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             19

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

JAPAN -- 22.3%
   Acom                                             1,100         $    75
   Advantest                                        1,400              87
   Aeon                                             3,000              80
   Canon                                            5,000             189
   Chubu Electric Power                             1,300              23
   Chugai Pharmaceutical (B)                        3,000              36
   Daiwa Securities Group                           6,000              39
   East Japan Railway                                  17              80
   Fanuc                                            1,600              80
   Hirose Electric                                  1,000              87
   Hitachi                                          6,000              39
   Hoya                                               700              51
   Ito-Yokado                                       3,000             150
   Japan Airlines*                                 13,000              37
   Japan Telecom                                        7              20
   Keyence                                            200              42
   Matsushita Electric Industrial (B)               9,000             123
   Mitsubishi Estate                                7,000              57
   Mitsubishi Heavy Industries                     12,000              36
   Mitsubishi Motors (B)*                          14,000              37
   Mitsui Fudosan                                   7,000              62
   Mitsui Sumitomo Insurance                       16,000              86
   Murata Manufacturing                             2,900             186
   NEC                                              9,000              63
   Nikko Cordial                                    9,000              45
   Nikon (B)                                        4,000              44
   Nintendo                                         1,000             147
   Nippon Telegraph & Telephone                         5              21
   Nissan Motor                                    56,000             388
   Nitto Denko                                        700              23
   Nomura Holdings                                 11,000             162
   NTT DoCoMo                                          45             111
   ORIX                                             1,400             113
   Promise                                            800              40
   Rohm                                             1,620             242
   Sankyo                                           1,000              14
   Sekisui House                                    5,000              37
   Shimamura                                          200              15
   Shin-Etsu Chemical                               5,300             228
   Shionogi                                         5,000              64
   Sony                                             2,100             111
   Sumitomo Realty & Developmnt                     6,000              36
   Suzuki Motor (B)                                 4,000              49
   TDK                                                700              33
   Tokyo Electric Power                             1,400              29
   Tokyo Electron                                   5,400             352
   Tokyu (B)                                       12,000              46
   Toray Industries                                15,000              40
   UFJ Holdings                                         9              22
   Ushio                                            3,000              36
   Yamato Transport                                 1,000              18
                                                                 ---------
                                                                    4,231
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

LUXEMBURG -- 0.1%
   SES GLOBAL                                      2,000         $     20
                                                                 ---------
MEXICO -- 0.7%
   America Movil SA de CV ADR                      2,900               39
   Telefonos de Mexico SA de CV ADR                3,000               96
                                                                 ---------
                                                                      135
                                                                 ---------
NETHERLANDS -- 8.2%
   ABN Amro Holding                                2,414               44
   Aegon                                           7,952              166
   ASML Holding*                                   3,200               51
   Hagemeyer                                       2,300               32
   Heineken                                        3,350              147
   Heineken Holding                                1,450               49
   ING Groep                                         800               20
   Koninklijke Philips Electronics                10,312              288
   Koninklijke Philips Electronics,
     NY Shares                                       400               11
   Numico                                            200                4
   Royal Dutch Petroleum                           3,600              200
   Royal Dutch Petroleum, NY Shares                  300               17
   Royal KPN*                                     12,741               60
   Unilever                                        2,172              142
   VNU                                             8,553              238
   Wolters Kluwer                                  4,014               76
                                                                 ---------
                                                                    1,545
                                                                 ---------
NORWAY -- 0.4%
   Statoil ASA                                     7,900               71
                                                                 ---------
PORTUGAL -- 0.1%
   Portugal Telecom SGPS ADR                       1,938               14
                                                                 ---------
SINGAPORE -- 2.0%
   DBS Group Holdings                             11,000               77
   Singapore Airlines                              2,000               15
   Singapore Technologies
     Engineering                                  18,000               20
   Singapore Telecommunications                  144,728              112
   United Overseas Bank                           22,000              158
                                                                 ---------
                                                                      382
                                                                 ---------
SOUTH KOREA -- 3.0%
   Kookmin Bank ADR*                                 790               39
   POSCO ADR                                       1,618               44
   Samsung Electronics GDR (A) (B)                 3,543              486
                                                                 ---------
                                                                      569
                                                                 ---------


--------------------------------------------------------------------------------
20             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

SPAIN -- 1.5%
   Altadis                                           900         $     18
   Banco Bilbao Vizcaya Argentaria                 7,100               80
   Inditex*                                        2,800               59
   Telefonica*                                    14,387              121
                                                                 ---------
                                                                      278
                                                                 ---------
SWEDEN -- 0.8%
   Assa Abloy                                      3,800               53
   ForeningsSparbanken                             4,800               61
   Svenska Handelsbanken                           1,500               23
   Telefonaktiebolaget LM
     Ericsson*                                    10,000               15
                                                                 ---------
                                                                      152
                                                                 ---------
SWITZERLAND -- 6.0%
   Compagnie Financiere Richemont                  3,822               87
   Credit Suisse Group*                            5,682              180
   Holcim                                            367               84
   Nestle                                            522              122
   Novartis                                        4,060              178
   Roche Holding                                   1,783              135
   STMicroelectronics (B)                          1,900               47
   STMicroelectronics, NY Shares                     400               10
   Swiss Reinsurance                               1,808              177
   Swisscom                                          274               80
   UBS*                                              708               36
                                                                 ---------
                                                                    1,136
                                                                 ---------
TAIWAN -- 1.7%
   Taiwan Semiconductor
     Manufacturing*                               16,311              212
   United Microelectronics (B)*                   15,475              114
                                                                 ---------
                                                                      326
                                                                 ---------
UNITED KINGDOM -- 18.1%
   ARM Holdings*                                   7,100               16
   AstraZeneca                                     5,249              217
   AstraZeneca (SEK)                               8,100              337
   BAA                                            12,951              118
   BAE Systems                                    60,247              308
   Barclays                                        2,400               20
   BG Group                                       10,300               45
   BHP Billiton                                    3,900               21
   BOC Group                                       2,100               33
   Brambles Industries                             8,000               40
   British Sky Broadcasting*                      19,803              190
   BT Group*                                      21,199               81
   Cadbury Schweppes                               6,074               46
   Centrica                                        8,000               25
   Compass Group                                   5,000               30
   GlaxoSmithKline                                   800               17
   HBOS                                            1,600               17

--------------------------------------------------------------------------
                                              Shares/Face    Market Value
Description                          Amount ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------
   HSBC Holdings                                  11,289         $    130
   Imperial Tobacco Group                          5,166               84
   Imperial Tobacco Group New Shares*              2,064               33
   Lloyds TSB Group                                5,360               53
   Marks & Spencer Group                          28,416              161
   National Grid Group                             5,400               38
   Pearson                                         5,300               53
   Prudential                                      6,600               60
   Reed Elsevier                                  31,349              298
   Reuters Group                                   6,700               36
   Royal Bank of Scotland Group                   13,008              369
   Shire Pharmaceuticals*                          2,000               18
   Smiths Group                                    7,400               96
   Standard Chartered                              3,900               42
   Unilever                                       10,100               92
   Vodafone Group                                206,192              283
   Vodafone Group Adr*                               400                5
   Xstrata*                                        1,600               21
                                                                 ---------
                                                                    3,433
                                                                 ---------
Total Foreign Common Stock
   (Cost $20,414)                                                  17,970
                                                                 ---------

FOREIGN CONVERTIBLE BONDS -- 0.1%
BERMUDA -- 0.1%
   Sanwa International Finance Trust
     1.250%, 08/01/05                             $3,000               10
                                                                 ---------
LUXEMBURG -- 0.0%
   Hellenic Finance
     2.000%, 08/02/05                              7,000                7
                                                                 ---------
Total Foreign Convertible Bonds
   (Cost $40)                                                          17
                                                                 ---------

REPURCHASE AGREEMENTS -- 4.5%
   Morgan Stanley Dean Witter
     1.50%, dated 06/28/02, matures
     07/01/02, repurchase price $846,951
     (collateralized by various U.S.
     Treasury Obligations, total market
     value $863,783)                                 847              847
                                                                 ---------
Total Repurchase Agreements

   (Cost $847)                                                        847
                                                                 ---------
Total Investments -- 99.4%
   (Cost $21,301)                                                $ 18,834
                                                                 ---------
Short-Term Investments Held as Collateral
   for Loan Securities -- 7.7%                                      1,465
                                                                 ---------
Collateral on Securities Loaned -- (7.7)%                          (1,465)
                                                                 ---------

OTHER ASSETS AND LIABILITIES -- 0.6%
Management Fee Payable                                                 (7)
Other Asset and Liabilities                                           116
                                                                 ---------
Total Other Assets and Liabilities, Net                               109
                                                                 ---------



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             21

STATEMENT OF NET ASSETS (Unaudited)

SEI VP International Equity Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                                                    Value
Description                                                 ($ Thousands)
--------------------------------------------------------------------------

NET ASSETS:
Paid in capital -- Class A
   (unlimited authorization -- no par value)
   based on 3,252,175 outstanding shares
   of beneficial interest                                        $26,341
Undistributed net investment income                                  103
Accumulated net realized loss on investments                      (5,036)
Net unrealized depreciation on investments                        (2,467)
Net unrealized appreciation on forward foreign
   currency contracts, foreign currency and translation
   of other assets and liabilities in foreign currency                 2
                                                                ---------
Total Net Assets -- 100.0%                                       $18,943
                                                                =========


Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                      $5.82
                                                                =========

*    Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(B) This security or a partial position of this security is on loan at June 30, 2002 (see Note 11). The total value of securities on loan at June 30, 2002 was $1,407,086.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
Ser -- Series
USD -- United States Dollar

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
22             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

SEI VP Emerging Markets Equity Fund

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 75.5%

BRAZIL -- 1.4%
   Brasil Telecom                                 26,639         $     --
   Cia Brasileira ADR                              1,900               34
   Cia de Saneamento Basico                      628,015               22
   Empresa Brasileira de
     Aeronautica ADR                               2,142               46
   Petroleo Brasileiro SA - Petrobras ADR          1,200               22
                                                                 ---------
                                                                      124
                                                                 ---------
CHILE -- 1.1%
   Banco Santiago ADR                              3,700               64
   Cervecerias Unidas ADR                          2,500               39
                                                                 ---------
                                                                      103
                                                                 ---------
CHINA -- 1.1%
   Angang New Steel, Cl H                        124,000               19
   PetroChina, Cl H                              386,000               82
                                                                 ---------
                                                                      101
                                                                 ---------
CZECH REPUBLIC -- 0.6%
   Komercni Banka AS*                              3,350               57
                                                                 ---------
HONG KONG -- 3.4%
   China Everbright                               83,000               46
   China Merchants Holdings
     International                                40,000               31
   China Mobile*                                  64,500              191
   Shanghai Industrial Holdings                   22,000               42
                                                                 ---------
                                                                      310
                                                                 ---------
HUNGARY -- 0.8%
   Gedeon Richter                                    200               11
   Gedeon Richter GDR                                250               15
   MOL Magyar Olaj ES Gazipari GDR                 2,300               44
                                                                 ---------
                                                                       70
                                                                 ---------
INDIA -- 3.2%
   Dr. Reddy's Laboratories ADR                    2,000               39
   ITC GDR                                         1,800               25
   Ranbaxy Laboratories GDR                        3,600               70
   Reliance Industries GDR*                        3,700               44
   Satyam Computer Services ADR*                   4,500               47
   State Bank of India GDR                         5,300               62
                                                                 ---------
                                                                      287
                                                                 ---------
INDONESIA -- 1.4%
   HM Sampoerna Tbk PT                            37,500               17
   Telekomunikasi Indonesia Tbk PT               254,900              110
                                                                 ---------
                                                                      127
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

ISRAEL -- 0.7%
   Check Point Software Technologies*              4,762         $     65
                                                                 ---------
MALAYSIA -- 5.0%
   AMFB Holdings BHD                              28,000               37
   Commerce Asset Holdings BHD                    28,000               60
   Genting BHD                                    15,000               58
   Maxis Communications BHD*                      14,000               18
   New Straits Times Press BHD*                   35,000               54
   Public Bank BHD                                52,000               47
   Resorts World BHD                              38,000              106
   Road Builder Hldgs BHD                         24,000               34
   Sime Darby BHD                                 34,000               45
                                                                 ---------
                                                                      459
                                                                 ---------
MEXICO -- 8.5%
   Alfa SA de CV*                                 30,032               51
   America Movil SA de CV ADR                      3,280               44
   Apasco SA de CV                                 1,884               11
   Coca-Cola Femsa ADR                             1,920               46
   Grupo Financiero Banorte SA de CV*             15,000               35
   Grupo Financiero BBVA Bancomer*                89,800               73
   Grupo Modelo                                   37,035               87
   Grupo Televisa ADR*                             2,760              103
   Telefonos de Mexico SA de CV ADR                7,690              247
   Wal-Mart de Mexico SA de CV                    33,000               76
                                                                 ---------
                                                                      773
                                                                 ---------
POLAND -- 0.9%
   Bank Pekao*                                     1,800               41
   Bank Przemyslowo-Handlowy
     PBK GDR                                       1,400               45
                                                                 ---------
                                                                       86
                                                                 ---------
RUSSIA -- 5.7%
   LUKOIL ADR                                      1,765              114
   Mobile Telesystems ADR                            800               24
   OAO Gazprom ADR                                 9,000              148
   Surgutneftegaz ADR                              7,390              144
   Unified Energy System ADR                       1,600               16
   Unified Energy System GDR                       3,820               38
   Vimpel Communications ADR*                      1,200               31
                                                                 ---------
                                                                      515
                                                                 ---------
SOUTH AFRICA -- 8.4%
   ABSA Group                                     26,200               83
   African Bank Investments                       84,100               49
   Anglo American Platinum                         3,280              129
   Anglogold                                         850               45
   Barloworld                                      6,700               41
   Impala Platinum Holdings                        1,000               55
   M-Cell*                                        40,300               46
   Naspers                                        20,184               37
   Sappi                                           9,700              136
   Sasol                                          13,320              142
                                                                 ---------
                                                                      763
                                                                 ---------




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             23

STATEMENT OF NET ASSETS (Unaudited)

SEI VP Emerging Markets Equity Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

SOUTH KOREA -- 22.1%
   Daishin Securities                              4,400         $     68
   Good Morning Securities*                       10,290               49
   Hana Bank                                         147                2
   Hanjin Transportation                           2,300               30
   Hite Brewery                                      800               49
   Hyundai Department Store                        1,300               40
   Hyundai Motor                                   1,300               39
   Hyundai Motor GDR*                             15,100               85
   Kookmin Bank                                    1,400               68
   Kookmin Bank ADR*                               2,876              141
   KorAm Bank*                                     3,600               32
   Korea Electric Power ADR                        8,400               88
   LG Chem                                         1,300               47
   LG Electronics*                                 7,200              122
   LG Electronics Investment                         800               10
   POSCO ADR                                       5,200              142
   Samsung Electro-Mechanics                       1,200               58
   Samsung Electronics                               450              123
   Samsung Electronics GDR (A)                     3,700              508
   Shinhan Financial Group                         1,400               20
   Shinhan Financial Group GDR (A)                 1,905               52
   Shinsegae                                         210               36
   SK Telecom ADR                                  8,130              202
                                                                 ---------
                                                                    2,011
                                                                 ---------
TAIWAN -- 4.7%
   Advanced Semiconductor*                        39,000               26
   Advanced Semiconductor
     Engineering*                                 40,000               27
   Ambit Microsystems                             10,000               38
   Compeq Manufacturing*                          13,000               12
   Evergreen Marine                              109,000               53
   Formosa Chemicals & Fibre                      53,000               48
   Fubon Insurance GDR                             5,100               52
   HON HAI Precision Industry GDR                  5,392               44
   Sinopac Holdings*                             190,763               84
   United Microelectronics*                       39,000               47
                                                                 ---------
                                                                      431
                                                                 ---------
THAILAND -- 3.0%
   Advanced Info Service                          79,100               76
   Land & House Pub*                              30,000               57
   Siam Cement                                     1,500               39
   Siam Panich Leasing*                           58,000               53
   Thai Farmers Bank*                             55,200               44
                                                                 ---------
                                                                      269
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                       Shares    ($ Thousands)
--------------------------------------------------------------------------

TURKEY -- 1.6%
   Migros Turk TAS                                  594,300      $     26
   Sabanci Holding*                              12,137,333            30
   Turkcell Iletisim Hizmet AS*                   5,638,554            25
   Turkiye Garanti Bankasi AS*                   17,315,300            22
   Turkiye IS Bankasi*                            8,960,174            23
   Yapi VE Kredi Bankasi*                        23,345,600            23
                                                                 ---------
                                                                      149
                                                                 ---------
UNITED KINGDOM -- 1.9%
   Anglo American                                    10,500           175
                                                                 ---------
Total Foreign Common Stock
   (Cost $6,526)                                                    6,875
                                                                 ---------

FOREIGN PREFERRED STOCK -- 6.3%

BRAZIL -- 6.3%
   Banco Bradesco                                12,683,906            50
   Banco Itau                                       927,900            52
   Brasil Telecom                                 2,296,742             9
   Brasil Telecom Participacoes                       1,130            32
   Cia Brasileira de Distribuicao
     Grupo Pao de Acucar                              1,960            35
   Cia de Bebidas das Americas                        3,800            59
   Companhia Vale do Rio Doce ADR                     1,700            44
   Gerdau                                         2,022,000            21
   Petroleo Brasileiro ADR                           11,210           195
   Tele Norte Leste Participacoes ADR                 7,344            73
                                                                 ---------
                                                                      570
                                                                 ---------
Total Foreign Preferred Stock
   (Cost $704)                                                        570
                                                                 ---------

EQUITY LINKED WARRANTS (B) -- 10.8%
INDIA -- 2.6%
   Baja Auto                                          2,600            27
   Housing Development*                               1,800            24
   Infosys                                            1,650           111
   ITC                                                  600             8
   Tata Iron & Steel*                                23,170            67
                                                                 ---------
                                                                      237
                                                                 ---------
SOUTH KOREA -- 1.3%
   Samsung Electronics*                                 400           112
                                                                 ---------
                                                                      112
                                                                 ---------

--------------------------------------------------------------------------------
24             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                      Shares/Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

TAIWAN -- 6.9%
   Ambit Microsystems*                             3,000         $     15
   Compeq Manufacturing                           23,000               21
   Formusa Chemical & Fibre                       54,000               49
   Hon Hai Precision Industry                      4,000               16
   Macronix International*                        65,000               38
   Taiwan Semiconductor Manufacturing*           156,686              352
   United Microelectronics*                       97,805              131
                                                                 ---------
                                                                      622
                                                                 ---------
Total Equity Linked Warrants (B)
   (Cost $1,009)                                                      971
                                                                 ---------

REPURCHASE AGREEMENTS -- 7.5%
   Morgan Stanley Dean Witter
     1.50%, dated 06/28/02, matures
     07/01/02, repurchase price $452,248
     (collateralized by various U.S.
     Treasury Obligations,
     total market value $461,236)                   $452              452
   State Street Bank
     0.85%, dated 06/28/02, matures
     07/01/02, repurchase price $231,016
     (collateralized by various U.S.
     Treasury Obligations,
     total market value $241,847)                    231              231
                                                                 ---------
Total Repurchase Agreements
   (Cost $683)                                                        683
                                                                 ---------
Total Investments -- 100.1%
   (Cost $8,922)                                                    9,099
                                                                 ---------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Management Fee Payable                                           $     (6)
Other Asset and Liabilities                                            (6)
                                                                 ---------
Total Other Assets and Liabilities, Net                               (12)
                                                                 ---------

--------------------------------------------------------------------------
                                                                    Value
Description                                                 ($ Thousands)
--------------------------------------------------------------------------

NET ASSETS:
Paid in capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,650,985 outstanding shares
   of beneficial interest                                        $ 13,855
Accumulated net investment loss                                       (37)
Accumulated net realized loss on investments                       (4,899)
Net unrealized appreciation on investments                            177
Net unrealized depreciation on forward foreign
   currency contracts, foreign currency and translation
   of other assets and liabilities in foreign currency                 (9)
                                                                 ---------
Total Net Assets -- 100.0%                                       $  9,087
                                                                 =========


Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                       $5.50
                                                                 =========

*    Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(B) Securities are not readily marketable. See Note 2 in Notes to Financial Statements.
ADR -- American Despositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
Ser -- Series
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             25

SCHEDULE OF INVESTMENTS (Unaudited)

SEI VP Core Fixed Income Fund

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 18.5%
   U.S. Treasury Notes
        5.750%, 08/15/10                          $  990         $  1,059
   U.S. Treasury Bonds
        6.125%, 08/15/29                           1,745            1,853
        5.250%, 11/15/28                             160              150
   U.S. Treasury Bonds TIPS
        3.875%, 04/15/29                           3,920            4,418
        3.625%, 04/15/28                              67               72
   U.S. Treasury Notes
        4.875%, 02/15/12                             950              954
        4.625%, 05/15/06                             960              989
        4.375%, 05/15/07                             940              953
   U.S. Treasury STRIPS
        0.000%, 11/15/22 to 11/15/27                 830              210
                                                                 ---------
Total U.S. Treasury Obligations
   (Cost $10,300)                                                  10,658
                                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
   FHLMC
        5.750%, 01/15/12                           2,580            2,651
   FNMA
        5.450%, 08/14/02 (E)                         850              848
        5.375%, 11/15/11                              60               60
   TVA
        7.125%, 05/01/30                              30               33
                                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $3,524)                                                    3,592
                                                                 ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 39.2%
   FHLMC TBA
        7.500%, 07/01/29                              400              420
   FNMA
        8.000%, 08/01/29 to 08/01/30                   90               96
        7.000%, 02/01/16 to 08/01/30                  143              148
        6.500%, 12/01/14 to 07/01/32                  404              416
        6.000%, 10/01/29                              149              150
   FNMA TBA
        7.500%, 07/01/31                            3,600            3,777
        7.000%, 07/15/32                            2,400            2,485
        6.000%, 07/01/31                            2,500            2,492
   GNMA
        7.500%, 08/15/28 to 07/20/30                1,247            1,317
        6.500%, 10/15/31                            3,324            3,404
        6.000%, 02/15/29 to 04/15/29                  572              575

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

   GNMA TBA
        7.000%, 07/22/32                         $ 1,200         $  1,245
        6.500%, 07/22/32                           3,600            3,671
        6.000%, 07/22/32                           2,300            2,302
                                                                 ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $22,286)                                                  22,498
                                                                 ---------

CORPORATE OBLIGATIONS -- 24.6%

AEROSPACE & DEFENSE -- 2.0%
   British Aerospace Financial (B)
        7.500%, 07/01/27                             100              102
   Lockheed Martin
        8.500%, 12/01/29                             235              284
        6.750%, 03/15/03                             100              102
   Systems 2001 Asset Trust (B)
        6.664%, 09/15/13                             606              645
                                                                 ---------
                                                                    1,133
                                                                 ---------
AIRCRAFT -- 0.3%
   Delta Air Lines, Ser 02-1
        6.718%, 01/02/23                             200              206
                                                                 ---------
AUTOMOTIVE -- 0.5%
   DaimlerChrysler
        7.300%, 01/15/12                              40               42
   Ford Motor
        8.900%, 01/15/32                              40               43
        7.450%, 07/16/31                             200              186
                                                                 ---------
                                                                      271
                                                                 ---------
BANKS -- 1.6%
   Bank of America
        7.400%, 01/15/11                             300              329
   Bank One
        7.875%, 08/01/10                             200              227
   JP Morgan Chase
        6.625%, 03/15/12                             250              257
   Key Bank
        7.000%, 02/01/11                             100              105
                                                                 ---------
                                                                      918
                                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.7%
   Comcast Cable Communications
        6.750%, 01/30/11                             100               89
   Meadwestavaco
        6.850%, 04/01/12                             100              105
   TCI Communications
        6.375%, 05/01/03                             100              102
   Viacom
        7.150%, 05/20/05                             100              107
                                                                 ---------
                                                                      403
                                                                 ---------

--------------------------------------------------------------------------------
26             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

CHEMICALS -- 0.5%
   Dow Chemical
        7.375%, 11/01/29                          $  260         $    274
                                                                 ---------
COMPUTERS & SERVICES -- 0.6%
   AOL Time Warner
        7.700%, 05/01/32                              70               62
   Electronic Data Systems
        7.450%, 10/15/29                             250              261
                                                                 ---------
                                                                      323
                                                                 ---------
DRUGS -- 0.7%
   Bristol-Myers Squibb
        5.750%, 10/01/11                             410              408
                                                                 ---------
ELECTRICAL SERVICES -- 1.0%
   First Energy, Ser B
        6.450%, 11/15/11                              50               49
   First Energy, Ser C
        7.375%, 11/15/31                             150              142
   General Electric Capital MTN, Ser A
        6.750%, 03/15/32                             160              157
   Progress Energy
        7.100%, 03/01/11                             100              106
   Southern California Edison, Ser 1993-J
        5.625%, 10/01/02                             100               99
                                                                 ---------
                                                                      553
                                                                 ---------
ENVIRONMENTAL SERVICES -- 0.4%
   Waste Management
        7.100%, 08/01/26                             100              102
        7.000%, 07/15/28                             100               94
                                                                 ---------
                                                                      196
                                                                 ---------
FINANCIAL SERVICES -- 6.4%
   Associates
        5.500%, 02/15/04                             100              104
   Citigroup
        6.000%, 02/21/12                             220              221
   Credit Suisse
        5.750%, 04/15/07                             130              133
   Dryden Investor Trust (B)
        7.157%, 07/23/08                             334              349
   Ford Motor Credit
        7.875%, 06/15/10                             100              104
        7.375%, 10/28/09                             130              135
        7.375%, 02/01/11                             160              162
   General Motors Acceptance
        7.250%, 03/02/11                              50               51
   General Motors Acceptance MTN
        6.380%, 01/30/04                             700              725

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Goldman Sachs Group
        6.875%, 01/15/11                          $  250         $    259
   Household Finance
        8.000%, 07/15/10                             120              127
        7.000%, 05/15/12                             180              179
   Secured Finance
        9.050%, 12/15/04                             300              336
   Tyco International
        7.000%, 06/15/28                             100               71
        6.875%, 01/15/29                             290              206
        6.375%, 10/15/11                             150              115
   Verizon Global Funding
        7.750%, 12/01/30                             200              193
        6.875%, 06/15/12                             190              186
                                                                 ---------
                                                                    3,656
                                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 2.6%
   Anheuser Bush
        6.500%, 05/01/42                             170              170
   Kellogg, Ser B
        6.600%, 04/01/11                             260              273
   Nabisco
        7.550%, 06/15/15                             100              115
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29                             150              160
   Philip Morris
        7.750%, 01/15/27                             225              239
   Philip Morris Capital
        7.500%, 07/16/09                              50               54
   RJ Reynolds Tobacco
        7.250%, 06/01/12                             250              256
   Sara Lee
        6.250%, 09/15/11                             240              248
                                                                 ---------
                                                                    1,515
                                                                 ---------
FORESTRY -- 0.7%
   Weyerhaeuser (B)
        7.375%, 03/15/32                             200              203
        6.750%, 03/15/12                             205              212
                                                                 ---------
                                                                      415
                                                                 ---------
GAS/NATURAL GAS -- 0.6%
   El Paso Energy
        7.625%, 07/15/11                             130              128
   El Paso MTN
        7.800%, 08/01/31                              25               23
        7.750%, 01/15/32                             220              204
                                                                 ---------
                                                                      355
                                                                 ---------

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2002

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

INSURANCE -- 0.7%
   Loew's
        7.625%, 06/01/23                          $  350         $    348
        7.000%, 10/15/23                              50               48
                                                                 ---------
                                                                      396
                                                                 ---------
MULTIMEDIA -- 0.2%
   News America Holdings
        7.750%, 12/01/45                             150              140
                                                                 ---------
OFFICE/BUSINESS EQUIPMENT -- 0.4%
   Pittney Bowes Credit
        5.750%, 08/15/08                             200              207
                                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 2.3%
   Anadarko Finance, Ser B
        7.500%, 05/01/31                             240              256
   BP Capital Markets
        4.625%, 05/27/05                             160              164
   Burlington Resources (B)
        6.500%, 12/01/11                              50               51
   ChevronTexaco
        8.000%, 08/01/32                             150              181
   Coastal
        6.950%, 06/01/28                             150              124
   Conoco Funding
        7.250%, 10/15/31                             230              244
        6.350%, 10/15/11                              50               52
   Vastar Resources
        6.500%, 04/01/09                              80               85
   Williams (B)
        8.750%, 03/15/32                             100               81
        6.250%, 02/01/06                             100               83
   Williams, Ser A
        7.500%, 01/15/31                              50               36
                                                                 ---------
                                                                    1,357
                                                                 ---------
RAILROAD TRANSPORTATION -- 0.6%
   CSX
        7.950%, 05/01/27                             200              223
   Union Pacific
        7.125%, 02/01/28                             100              104
                                                                 ---------
                                                                      327
                                                                 ---------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
   GE Capital Franchise Finance MTN
        8.680%, 01/14/04                             150              162
        6.860%, 06/15/07                              50               55
                                                                 ---------
                                                                      217
                                                                 ---------

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

RETAIL -- 0.3%
   Target
        5.875%, 03/01/12                          $  200         $    202
                                                                 ---------
TELEPHONES & TELECOMMUNICATIONS -- 1.1%
   Bell South
        6.000%, 10/15/11                             330              334
   British Telecommunications (A)
        8.874%, 12/15/30                              30               33
   France Telecom (A)
        8.250%, 03/01/11                              35               32
   Sprint Capital (B)
        8.375%, 03/15/12                             170              141
   Verizon Communications
        6.840%, 04/15/18                             100               92
   WorldCom (C)
        8.250%, 05/15/31                             210               31
                                                                 ---------
                                                                      663
                                                                 ---------
Total Corporate Obligations
   (Cost $14,099)                                                  14,135
                                                                 ---------

YANKEE BONDS -- 3.9%

AUTOMOTIVE PARTS & EQUIPMENT -- 0.2%
   DaimlerChrysler Holdings
        7.400%, 01/20/05                             100              106
                                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.2%
   AOL Time Warner
        7.625%, 04/15/31                             100               87
                                                                 ---------
ELECTRICAL SERVICES -- 1.1%
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                              50               69
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22                              60               74
   Hydro-Quebec, Ser IU
        7.500%, 04/01/16                             320              372
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11                             100              106
                                                                 ---------
                                                                      621
                                                                 ---------
FINANCIAL SERVICES -- 0.5%
   CIT Group
        7.125%, 10/15/04                             100               99
   Goldman Sachs Group
        7.350%, 10/01/09                             100              107
   Household Finance
        6.000%, 05/01/04                             100              103
                                                                 ---------
                                                                      309
                                                                 ---------


--------------------------------------------------------------------------------
28             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

FOREIGN GOVERNMENT -- 0.6%
   Quebec Province
        7.500%, 09/15/29                          $   20         $     23
   Quebec Province, Ser NN
        7.125%, 02/09/24                              30               33
   Republic of Poland
        6.250%, 07/03/12                             310              307
                                                                 ---------
                                                                      363
                                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 0.5%
   Phillips Petroleum
        8.750%, 05/25/10                             250              297
                                                                 ---------
TELEPHONES & TELECOMMUNICATIONS -- 0.4%
   British Telecom PLC (A)
        9.419%, 12/15/10                             200              218
                                                                 ---------
TRANSPORTATION SERVICES -- 0.4%
   Canadian National Railways
        7.375%, 10/15/31                             200              216
                                                                 ---------
Total Yankee Bonds
   (Cost $2,146)                                                    2,217
                                                                 ---------

ASSET-BACKED SECURITIES -- 16.8%
   ABSC, Ser 2000-LB1, Cl AV (D)
        2.100%, 08/21/30                             300              301
   Americredit Automobile Receivables
     Trust, Ser 2002-A, Cl  A3 (D)
        2.044%, 10/12/06                             450              451
   Amortizing Residential Collateral Trust
     CMO, Ser 2002-BC1, Cl A (D)
        2.180%, 01/01/32                             543              543
   Asset Backed Securities,
     Ser 2001-HE3,  Cl A1 (D)
        2.110%, 11/15/31                             495              495
   Associates Manufactures Housing,
     Ser 1999-1, Cl A (D)
        2.070%, 07/15/30                             294              294
   Chase Commercial Mortgage Security,
     Ser 2000-FL1A, Cl A (D)
        2.120%, 12/12/13                             430              430
   Citibank Credit Card Issuance Trust,
     Ser 2001-A5, Cl A5 (D)
        1.940%, 06/10/06                             350              350
   Countrywide, Ser 2002-S1, Cl A1 (D)
        2.020%, 11/25/16                             434              434
   CS First Boston Mortgage Securities,
     Ser 2001-FL2A, Cl A (D)
        2.090%, 09/15/13                             603              603

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Daimler Chrysler Auto Trust,
     Ser 2000-B, Cl A3
        7.530%, 05/08/04                          $  162         $    165
   Daimler Chrysler Master Owner Trust,
     Ser 2002-A, Cl A (D)
        1.900%, 05/15/07                             150              150
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (D)
        2.310%, 05/25/39                             402              402
   EQCC Trust, Ser 2002-1, Cl 2A (D)
        2.140%, 11/25/31                             286              286
   General Motors Acceptance
     Corporation, Ser 1998-c1, Cl A2 (D)
        6.700%, 05/15/30                             400              420
   Impac CMB Trust, CMO, Ser 2002-1,
     Cl  A1 (D)
        2.160%, 03/25/32                             667              667
   Impac CMB Trust, CMO, Ser 2002-2,
     Cl A1 (D)
        2.120%, 08/25/32                             472              472
   Istarwood Asset Receivables Trust,
     Ser 2002-1A,  Cl A1 (D)
        2.100%, 05/28/17                             500              500
   Lehman Manufactured Housing
     Contract, Ser 2001-B, Cl A3
        4.350%, 05/15/14                             400              404
   Lehman Manufactured Housing
     Contract, Ser 2001-B, Cl A6
        6.467%, 08/15/28                             400              401
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28                             423              454
   Merrill Lynch Mortgage, CMO,
     Ser 2002-NC1, Cl A1 (D)
        2.160%, 05/25/33                             100              100
   Morgan Stanley Dean Witter,
     Ser 2000-XLF, Cl A (D)
        2.090%, 07/05/13                             203              203
   Residential Funding Mortgage
     Securities, Ser 2001-HI3, Cl AI1 (D)
        1.960%, 05/25/09                             183              183
   Residential Funding Mortgage Securities,
     Ser 2000-HI1, Cl AI5
        7.960%, 12/25/14                             200              208
   UCFC Home Equity Loan, Ser 1997-D,
     Cl A8 (D)
        2.060%, 12/15/27                              27               27
   USCMT, Ser 1999-1A, Cl CTFC (D)
        2.990%, 07/15/06                              84               84




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             29

SCHEDULE OF INVESTMENTS (Unaudited)

SEI VP Core Fixed Income Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   World Omni Auto Receivables Trust,
      Ser 2000-A, Cl A3
        7.130%, 02/16/04                          $  385         $    391
   World Omni Auto Receivables Trust,
      Ser 2001-A, Cl A3
        5.300%, 02/20/05                             210              214
                                                                 ---------
Total Asset-Backed Securities
   (Cost $9,622)                                                    9,632
                                                                 ---------

COMMERCIAL PAPER -- 0.5%
   AT&T
        3.045%, 08/06/02                             300              297
                                                                 ---------
Total Commercial Paper
   (Cost $300)                                                        297
                                                                 ---------

Repurchase Agreement -- 21.4%
   Morgan Stanley Dean Witter
     1.90%, dated 06/28/02, matures
     07/01/02, repurchase price $12,303,892
     (collateralized by various U.S. Treasury
     Obligations, total market value
     $12,787,524)                                 12,302           12,302
                                                                 ---------
Total Repurchase Agreement
   (Cost $12,302)                                                  12,302
                                                                 ---------
Total Investments -- 131.1%
   (Cost $74,579)                                                $ 75,331
                                                                 ---------

--------------------------------------------------------------------------
                                                             Market Value
Description                                    Contracts    ($ Thousands)
--------------------------------------------------------------------------

WRITTEN OPTIONS -- (0.1)%
   September 2002 Ten Year
     Treasury Note Call, Expires 08/24/02,
     Strike Price $105                                (7)        $    (19)
   September 2002 Ten Year
     Treasury Note Call, Expires 08/24/02,
     Strike Price $106                               (11)             (22)
   September 2002 Ten Year
     Treasury Note Put, Expires 08/24/02,
     Strike Price $107                                (7)              (8)
   September 2002 Treasury Bond Put,
     Expires 08/24/02, Strike Price $101              (7)              (7)
   September 2002 Treasury Bond Put,
     Expires 08/24/02, Strike Price $98               (8)              (3)
   September 2002 Treasury Bond Put,
     Expires 08/24/02, Strike Price $99               (8)              (4)
                                                                 ---------
Total Written Options
   (Premium $(42))                                                    (63)
                                                                 ---------
Percentages are based on Net Assets of $57,522,966.

(A) Step Bond -- The rate reported on the Schedule of Investments is the effective yield as of June 30, 2002. The coupon on a bond changes on a specific date.
(B) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C)  Security in default of interest payments.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2002.
(E) Security, or portion thereof, is pledged as collateral on open futures contracts.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
PLC -- Public Liability Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA -- To Be Announced
TIPS -- Treasury Inflation Protection Security
TVA -- Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

STATEMENT OF NET ASSETS (Unaudited)

SEI VP High Yield Bond Fund

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 82.6%

AGRICULTURE -- 1.5%
   Scotts
        8.625%, 01/15/09                          $  200         $    206
                                                                 ---------
APPAREL/TEXTILES -- 1.9%
   Tommy Hilfiger USA
        6.500%, 06/01/03                             150              150
   William Carter, Cl B
       10.875%, 08/15/11                             100              110
                                                                 ---------
                                                                      260
                                                                 ---------
AUTO RENT & LEASE -- 1.1%
   United Rentals, Ser B
        9.250%, 01/15/09                             150              151
                                                                 ---------
AUTOMOTIVE -- 1.5%
   CSK Auto (A)
       12.000%, 06/15/06                             100              107
   United Auto (A)
        9.625%, 03/15/12                             100              100
                                                                 ---------
                                                                      207
                                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 10.4%
   Allbritton Communications, Ser B
        9.750%, 11/30/07                             150              154
   Echostar DBS
        9.375%, 02/01/09                             150              139
   Emmis Communications, Ser B
        8.125%, 03/15/09                             150              146
   Entravision (A)
        8.125%, 03/15/09                             100              100
   Gray Communications Systems (A)
        9.250%, 12/15/11                             150              153
   Lamar Media
        8.625%, 09/15/07                             150              154
   LBI Media (A)
       10.125%, 07/15/12                             150              150
   Salem Communications, Ser B
        9.500%, 10/01/07                             150              153
   Sinclair Broadcast Group
        9.000%, 07/15/07                             100              100
        8.750%, 12/15/07                             100              100
   Susquehanna Media
        8.500%, 05/15/09                             100              103
                                                                 ---------
                                                                    1,452
                                                                 ---------

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

BUILDING & CONSTRUCTION -- 3.6%
   KB Home
        9.500%, 02/15/11                          $  100         $    103
   NVR
        8.000%, 06/01/05                             150              152
   Toll
        8.250%, 02/01/11                              50               50
        8.125%, 02/01/09                             100              100
   URS, Ser B
       12.250%, 05/01/09                             100              100
                                                                 ---------
                                                                      505
                                                                 ---------
CHEMICALS -- 1.1%
   OM Group
        9.250%, 12/15/11                             150              155
                                                                 ---------
COMMERCIAL SERVICES -- 1.8%
   Coinmach (A)
        9.000%, 02/01/10                             100              102
   Iron Mountain
        8.250%, 07/01/11                             150              150
                                                                 ---------
                                                                      252
                                                                 ---------
CONTAINERS & PACKAGING -- 1.2%
   Plastipak Holdings
       10.750%, 09/01/11                             150              165
                                                                 ---------
COSMETICS & TOILETRIES -- 2.2%
   Armkel
        9.500%, 08/15/09                             150              156
   Chattem, Ser B
        8.875%, 04/01/08                             150              151
                                                                 ---------
                                                                      307
                                                                 ---------
DRUGS -- 0.7%
   NBTY, Ser B
        8.625%, 09/15/07                             100               99
                                                                 ---------
ELECTRICAL SERVICES -- 1.1%
   BRL Universal Equipment
        8.875%, 02/15/08                             150              148
                                                                 ---------
ENTERTAINMENT -- 4.4%
   Argosy Gaming
       10.750%, 06/01/09                             100              107
   Horseshoe Gaming Holdings, Ser B
        8.625%, 05/15/09                             200              203
   Mohegan Tribal Gaming (A)
        8.000%, 04/01/12                             150              151
   Wheeling Island
       10.125%, 12/15/09                             150              155
                                                                 ---------
                                                                      616
                                                                 ---------




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             31

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2002

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 2.5%
   Allied Waste North America, Ser B
        7.875%, 01/01/09                          $  150         $    144
   IESI (A)
       10.250%, 06/15/12                             100              100
   Synargo Technology (A)
        9.500%, 04/01/09                             100              102
                                                                 ---------
                                                                      346
                                                                 ---------
FINANCIAL SERVICES -- 2.2%
   American Achievement, Ser B
       11.625%, 01/01/07                             100              103
   Labrache
       12.000%, 03/02/07                             100              112
   Williams Scotsman
        9.875%, 06/01/07                             100               96
                                                                 ---------
                                                                      311
                                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 4.7%
   Constellation Brands, Ser B
        8.125%, 01/15/12                             150              154
   Cott Beverages
        8.000%, 12/15/11                             150              151
   Nash Finch, Cl B
        8.500%, 05/01/08                             150              145
   National Wine & Spirits
       10.125%, 01/15/09                             100              101
   Roundy's (A)
        8.875%, 06/15/12                             100              100
                                                                 ---------
                                                                      651
                                                                 ---------
GAS/NATURAL GAS -- 1.5%
   Western Gas Resources
       10.000%, 06/15/09                             200              216
                                                                 ---------
HOTELS & LODGING -- 9.1%
   Aztar
        8.875%, 05/15/07                             150              151
   Chumash Casino & Resort (A)
        9.000%, 07/15/10                             150              152
   Harrahs Operating
        7.875%, 12/15/05                             100              103
   HMH Properties, Ser B
        7.875%, 08/01/08                             100               95
   Isle of Capri Casinos (A)
        9.000%, 03/15/12                             100              101
   Mandalay Resort Group
        9.250%, 12/01/05                             150              154
   Park Place Entertainment
        9.375%, 02/15/07                             100              104
   Station Casinos
        9.750%, 04/15/07                             150              155

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Sun International Hotels (A)
        8.875%, 08/15/11                          $  150         $    153
   Venetian Casino (A)
       11.000%, 06/15/10                             100              101
                                                                 ---------
                                                                    1,269
                                                                 ---------
MACHINERY -- 0.7%
   NMHG Holding (A)
       10.000%, 05/15/09                             100              102
                                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 4.0%
   Amerisource Bergen
        8.125%, 09/01/08                             100              103
   Insight Health Services, Ser B
        9.875%, 11/01/11                              50               50
   Kinectic Concepts, Ser B
        9.625%, 11/01/07                             150              149
   Sybron Dental (A)
        8.125%, 06/15/12                             100               99
   Vicar Operating
        9.875%, 12/01/09                             150              158
                                                                 ---------
                                                                      559
                                                                 ---------
METALS -- 4.2%
   Jarden (A)
        9.750%, 05/01/12                             100               95
   Jorgensen Earle (A)
        9.750%, 06/01/12                             100               99
   Owens-Brockway (A)
        8.875%, 02/15/09                             100              100
   Trimas (A)
        9.875%, 06/15/12                             200              200
   Wolverine Tube (A)
       10.500%, 04/01/09                             100               98
                                                                 ---------
                                                                      592
                                                                 ---------
MISCELLANEOUS MANUFACTURING -- 0.6%
   Foamex
        9.875%, 06/15/07                             100               89
                                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 5.9%
   Encore Acquisition (A)
        8.375%, 06/15/12                             100              100
   Key Energy, Ser C
        8.375%, 03/01/08                             100              102
   Peabody Energy, Ser B
        9.625%, 05/15/08                              81               86
   Pennzoil-Quaker State
       10.000%, 11/01/08                             100              117
   Pride International
        9.375%, 05/01/07                             200              209



--------------------------------------------------------------------------------
32             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Stone Energy
        8.250%, 12/15/11                          $  100         $    100
   Westport Resources
        8.250%, 11/01/11                             100              103
                                                                 ---------
                                                                      817
                                                                 ---------
PRINTING & PUBLISHING -- 1.5%
   American Media Operation, Ser B
       10.250%, 05/01/09                             100              105
   Mail-Well (A)
        9.625%, 03/15/12                             100              101
                                                                 ---------
                                                                      206
                                                                 ---------
RETAIL -- 7.6%
   Cole National Group (A)
        8.875%, 05/15/12                             200              198
   Fleming (A)
        9.875%, 05/01/12                             100               95
   Ingles Markets
        8.875%, 12/01/11                             150              149
   Nebraska Book
        8.750%, 02/15/08                             150              146
   Petco
       10.750%, 11/01/11                             150              162
   Stater Brother
       10.750%, 08/15/06                             150              155
   Winn-Dixie Stores
        8.875%, 04/01/08                             150              150
                                                                 ---------
                                                                    1,055
                                                                 ---------
RUBBER & PLASTIC -- 0.7%
   Stone Container (A)
        8.375%, 07/01/12                             100              101
                                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.4%
   Fisher Scientific International
        9.000%, 02/01/08                             100              102
   Wesco, Ser B
        9.125%, 06/01/08                             250              240
                                                                 ---------
                                                                      342
                                                                 ---------
TELEPHONES & TELECOMMUNICATIONS -- 0.7%
   Panamsat (A)
        8.500%, 02/01/12                             100               92
                                                                 ---------
TRUCKING -- 0.7%
   Oshkosh Truck
        8.750%, 03/01/08                             100              104
                                                                 ---------

--------------------------------------------------------------------------
                                      Shares/Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

WHOLESALE -- 1.1%
   B&G Foods, Ser B
        9.625%, 08/01/07                         $  150          $    154
                                                                 ---------
Total Corporate Obligations
   (Cost $11,336)                                                  11,529
                                                                 ---------

YANKEE BONDS -- 5.9%

AEROSPACE & DEFENSE -- 0.7%
   Alliant Techsystems
        8.500%, 05/15/11                             100              104
                                                                 ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.7%
   Paxson Communications
       10.750%, 07/15/08                             100               96
                                                                 ---------
CHEMICALS -- 0.8%
   Airgas
        9.125%, 10/01/11                             100              106
                                                                 ---------
CONTAINERS & PACKAGING -- 0.8%
   Stone Container
        9.750%, 02/01/11                             100              107
                                                                 ---------
ENTERTAINMENT -- 1.1%
   Six Flags
        9.500%, 02/01/09                             150              153
                                                                 ---------
HOTELS & LODGING -- 1.1%
   Ameristar Casinos
       10.750%, 02/15/09                             150              161
                                                                 ---------
PETROLEUM EXPLORATION -- 0.7%
   Chesepeake Energy
        8.125%, 04/01/11                             100               98
                                                                 ---------
Total Yankee Bonds
   (Cost $806)                                                        825
                                                                 ---------

WARRANTS -- 0.0%
   Jostens, Cl E, Expires 05/01/10*                  100                1
                                                                 ---------
Total Warrants
   (Cost $0)                                                            1
                                                                 ---------



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             33

STATEMENT OF NET ASSETS (Unaudited)

SEI VP High Yield Bond Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                      Shares/Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

COMMON STOCK -- 0.0%

FOOD, BEVERAGE & TOBACCO -- 0.0%
   Aurora Foods                                        2         $      3
                                                                 ---------
Total Common Stock
   (Cost $4)                                                            3
                                                                 ---------

REPURCHASE AGREEMENT -- 9.5%
   Morgan Stanley Dean Witter
     1.50%, dated 06/28/02, matures
     7/01/02, repurchase price $1,325,471
     (collateralized by various U.S.
     Treasury Obligations,
     total market value $1,351,813)               $1,325            1,325
                                                                 ---------
Total Repurchase Agreement
   (Cost $1,325)                                                    1,325
                                                                 ---------
Total Investments -- 98.0%
   (Cost $13,471)                                                  13,683
                                                                 ---------

OTHER ASSETS AND LIABILITIES -- 2.0%
Investment Advisory Fee Payable                                        (1)
Management Fee Payable                                                 (4)
Other Asset and Liabilities                                           287
                                                                 ---------
Total Other Assets and Liabilities, Net                               282
                                                                 ---------


--------------------------------------------------------------------------
                                                                    Value
Description                                                 ($ Thousands)
--------------------------------------------------------------------------

NET ASSETS:
Paid in Capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,636,865 outstanding shares
   of beneficial interest                                        $ 15,775
Distribution in excess of net investment income                        (1)
Accumulated net realized loss on investments                       (2,021)
Net unrealized appreciation on investments                            212
                                                                 ---------
Total Net Assets -- 100.0%                                       $ 13,965
                                                                 =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                       $8.53
                                                                 =========

*    Non-Income Producing Security
(A) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
34             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

SCHEDULE OF INVESTMENTS (Unaudited)

SEI VP International Fixed Income Fund

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)(1) ($ Thousands)
--------------------------------------------------------------------------

FOREIGN BONDS -- 97.4%

BELGIUM -- 4.2%
   Government of Belgium, Ser 24
        7.000%, 05/15/06                             406         $    437
                                                                 ---------
CANADA -- 5.1%
   Canada Treasury Bills (A)
        2.445%, 08/15/02                             305              200
   Government of Canada
        9.000%, 06/01/25                              50               46
        6.000%, 09/01/05                              90               62
        5.500%, 06/01/09                             290              193
   Government of Canada, Ser A-76
        9.000%, 06/01/25                              25               23
                                                                 ---------
                                                                      524

                                                                 ---------
GERMANY -- 23.3%
   Bundesrepublic Deutschland, Ser 01
        5.000%, 07/04/11                           1,590            1,581
   Bundesschatzan, Ser 00
        5.000%, 09/13/02                             790              783
   Deutsche Ausgleichsbank
        1.850%, 09/20/10               JPY         5,000               45
                                                                 ---------
                                                                    2,409
                                                                 ---------
GREECE -- 4.6%
   Hellenic Republic
        6.300%, 01/29/09                             450              477
                                                                 ---------
HUNGARY -- 2.5%
   Government of Hungary
        9.250%, 05/12/05                          62,710              254
                                                                 ---------
ITALY -- 18.0%
   Buoni Poliennali Del Tes
        4.750%, 03/15/06                             330              330
   Republic of Italy
        1.800%, 02/23/10               JPY       171,000            1,533
                                                                 ---------
                                                                    1,863
                                                                 ---------
JAPAN -- 1.7%
   Japan Bank for International
     Cooperation
        2.875%, 07/28/05                          20,000              180
                                                                 ---------
NETHERLANDS -- 4.6%
   Neitherlands Treasury Certificate (A)
        3.371%, 09/30/02                             480              470
                                                                 ---------

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)(1) ($ Thousands)
--------------------------------------------------------------------------

NEW ZEALAND-- 0.5%
   Government of New Zealand, Ser 1106
        8.000%, 11/15/06                             100         $     51
                                                                 ---------
POLAND-- 2.7%
   Government of Poland, Ser 0205
        8.500%, 02/12/05                             500              125
        8.500%, 02/12/05                             610              151
                                                                 ---------
                                                                      276
                                                                 ---------
SPAIN -- 12.6%
   Government of Spain
        6.000%, 01/31/29                           1,155            1,235
        3.100%, 09/20/06               JPY         7,000               65
                                                                 ---------
                                                                    1,300
                                                                 ---------
SUPRANATIONAL -- 4.3%
   European Investment Bank
        6.000%, 12/07/28               GBP            85              143
        3.000%, 09/20/06               JPY        17,000              158
   World Bank
        4.750%, 12/20/04               JPY        15,000              140
                                                                 ---------
                                                                      441
                                                                 ---------
SWEDEN -- 1.0%
   Government of Sweden, Ser 1035
        6.000%, 02/09/05                             640               71
   Government of Sweden, Ser 1040
        6.500%, 05/05/08                             305               36
                                                                 ---------
                                                                      107
                                                                 ---------
UNITED KINGDOM -- 4.6%
   United Kingdom Treasury Notes
        8.000%, 12/07/15                              60              118
        7.500%, 12/07/06                             175              292
        6.250%, 11/25/10                              40               66
                                                                 ---------
                                                                      476
                                                                 ---------
UNITED STATES -- 7.7%
   FHLMC
        5.250%, 01/15/06               EUR            200             202
   KFW International Finance
        1.750%, 03/23/10               JPY         66,000             590
                                                                 ---------
                                                                      792
                                                                 ---------
Total Foreign Bonds
   (Cost $9,410)                                                   10,057
                                                                 ---------



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             35

SCHEDULE OF INVESTMENTS (Unaudited)

SEI VP International Fixed Income Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                  (Thousands)    ($ Thousands)
--------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 1.8%
   U.S. Treasury Bills (B)
        1.700%, 07/05/02                            $130         $    130
   U.S. Treasury Notes
        3.500%, 11/15/06                              55               54
                                                                 ---------
Total U.S. Treasury Obligations
   (Cost $184)                                                        184
                                                                 ---------
Total Investments -- 99.2%
   (Cost $9,594)                                                 $ 10,241
                                                                 =========


Percentages are based on Net Assets of $10,327,593.

(A) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B) The rate reported on the Schedule of Investments is the effective yield at time or purchase.
(1)  In local currency unless otherwise indicated.
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
GBP -- Great British Pound
JPY -- Japanese Yen
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

SEI VP Emerging Markets Debt Fund

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)(1) ($ Thousands)
--------------------------------------------------------------------------

FOREIGN BONDS -- 85.4%

ARGENTINA -- 2.5%
   Republic of Argentina (C)
        0.000%, 11/30/02                             100           $   17
        0.000%, 04/10/05                             123               36
   Republic of Argentina, Ser E (C)
        0.000%, 10/15/03                             175               91
   Republic of Argentina, Ser L-GP (C)
        0.000%, 03/31/23                             150               65
                                                                   -------
                                                                      209
                                                                   -------
BRAZIL -- 18.2%
   Republic of Brazil
       14.500%, 10/15/09                             250              187
       12.250%, 03/06/30                             432              264
       12.000%, 04/15/10                             100               66
       11.500%, 03/12/08                             275              184
       11.000%, 08/17/40                              75               42
       10.125%, 05/15/27                             275              146
        8.000%, 04/15/14                             585              370
   Republic of Brazil, Ser RG (A)
        3.074%, 04/15/12                             450              245
                                                                   -------
                                                                    1,504
                                                                   -------
BULGARIA -- 4.6%
   Republic of Bulgaria, Ser A (A)
        2.813%, 07/28/24                             425              380
                                                                   -------
COLOMBIA -- 1.3%
   Republic of Colombia
       11.750%, 02/25/20                              50               49
       10.000%, 01/23/12                              50               47
        8.700%, 02/15/16                              18               14
                                                                   -------
                                                                      110
                                                                   -------
COSTA RICA -- 0.8%
   Republic of Costa Rica (D)
        9.995%, 08/01/20                              40               46
   Republic of Costa Rica Registered
        8.110%, 02/01/12                              20               20
                                                                   -------
                                                                       66
                                                                   -------
ECUADOR -- 4.6%
   Republic of Ecuador (D)
       12.000%, 11/15/12                              55               39
   Republic of Ecuador (B) (D)
        5.000%, 08/15/30                             100               51
   Republic of Ecuador Registered (B)
        5.000%, 08/15/30                             575              290
                                                                   -------
                                                                      380
                                                                   -------

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)(1) ($ Thousands)
--------------------------------------------------------------------------

MEXICO -- 16.2%
   United Mexican States
       11.500%, 05/15/26                              65           $   83
        9.875%, 02/01/10                             650              726
        8.125%, 12/30/19                             175              170
        7.500%, 01/14/12                             365              361
                                                                   -------
                                                                    1,340
                                                                   -------
MOROCCO -- 4.6%
   Kingdom of Morocco, Ser A (A)
        2.712%, 01/05/09                             424              376
                                                                   -------
PANAMA -- 1.4%
   Republic of Panama, Ser 18YR (A)
        4.750%, 07/17/14                             139              117
                                                                   -------
PERU -- 2.9%
   Republic of Peru PDI
        4.500%, 03/07/17                             198              142
   Republic of Peru, Ser 20YR (A)
        4.000%, 03/07/17                             140               93
                                                                   -------
                                                                      235
                                                                   -------
PHILIPPINES -- 3.1%
   Republic of Philippines
        9.875%, 01/15/19                             150              149
        8.375%, 03/12/09                              25               26
        4.927%, 06/18/04                              75               77
                                                                   -------
                                                                      252
                                                                   -------
POLAND -- 2.1%
   Republic of Poland (B)
        6.000%, 10/27/14                             172              172
                                                                   -------
RUSSIA -- 13.5%
   Russian Federation (B) (D)
        5.000%, 03/31/30                             237              165
   Russian Federation Registered
       12.750%, 06/24/28                             175              211
       11.000%, 07/24/18                             135              146
   Russian Federation Registered (B)
        5.000%, 03/31/30                             855              594
                                                                   -------
                                                                    1,116
                                                                   -------
TURKEY -- 4.5%
   Republic of Turkey
       12.375%, 06/15/09                              95               88
       11.875%, 01/15/30                             125              106
       11.750%, 06/15/10                             200              179
                                                                   -------
                                                                      373
                                                                   -------



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             37

SCHEDULE OF INVESTMENTS (Unaudited)

SEI VP Emerging Markets Debt Fund (Concluded)
June 30, 2002

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)(1) ($ Thousands)
--------------------------------------------------------------------------

URUGUAY -- 3.4%
   Republic of Uruguay
        8.750%, 06/22/10                             100           $   59
        7.875%, 03/25/09                             100               57
        7.875%, 07/15/27                             300              162
                                                                   -------
                                                                      278
                                                                   -------
VENEZUELA -- 1.7%
   Republic of Venezuela - Rights
        0.000%, 04/15/20                               3               --
   Republic of Venezuela, Ser W-A
        6.750%, 03/31/20                              50               38
        2.951%, 03/31/20                             150              106
                                                                   -------
                                                                      144
                                                                   -------
Total Foreign Bonds
   (Cost $7,544)                                                    7,326
                                                                   -------

CORPORATE OBLIGATIONS -- 4.3%

MEXICO -- 4.3%
   Pemex Project
        8.500%, 02/15/08                              75               78
   Petroleos Mexicanos
        9.500%, 09/15/27                             265              274
                                                                   -------
Total Corporate Obligations
   (Cost $330)                                                        352
                                                                   -------

U.S. TREASURY OBLIGATIONS -- 4.6%
   U.S. Treasury Notes
        4.875%, 02/15/12                             375              376
Total U.S. Treasury Obligations
   (Cost $376)                                                        376
                                                                   -------

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 4.5%
   State Street Bank
     1.88%, dated 06/28/02, matures
     07/01/02, repurchase price $200,031
     (collateralized by various U.S. Treasury
     Obligations, total market value
     $207,281)                                      $200           $  200
   State Street Bank
     1.90%, dated 06/28/02,
     matures 7/01/02, repurchase price $172,027
     (collateralized by various U.S. Treasury
     Obligations, total market value
     $176,045)                                       172              172
                                                                   -------
Total Repurchase Agreements
   (Cost $372)                                                        372
                                                                   -------
Total Investments -- 98.8%
   (Cost $8,622)                                                   $8,152
                                                                   =======

Percentages are based on Net Assets of $8,244,220.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2002.
(B) Step Bond -- The rate reported on the Schedule of Investments is the effective yield as of June 30, 2002. The coupon on a bond changes on a specific date.
(C)  Security in default of interest payments.
(D) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(1)  In U.S. Dollars unless otherwise indicated.
PDI -- Past Due Interest
Ser -- Series
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
38 SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

STATEMENT OF NET ASSETS (Unaudited)

SEI VP Prime Obligation Fund

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS+ -- 58.1%
   FFCB
        1.760%, 08/01/02                          $  825         $    824
        1.740%, 08/27/02                             530              528
        1.730%, 07/29/02                             100              100
   FHLB
        1.800%, 12/26/02                           1,000              992
        1.770%, 08/02/02                             850              849
        1.730%, 07/08/02                             785              785
        1.720%, 07/10/02                             175              175
   FHLMC
        2.200%, 02/27/03                             300              296
        1.970%, 07/18/02                             150              150
        1.620%, 08/16/02                           2,223            2,218
   FNMA
        2.065%, 09/04/02                             115              114
        1.810%, 07/03/02                             800              800
        1.770%, 07/12/02                             375              375
   FNMA
        1.700%, 07/03/02                             146              146
                                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $8,352)                                                    8,352
                                                                 ---------

COMMERCIAL PAPER -- 42.0%
CONSUMER PRODUCTS -- 2.8%
   Gillette
        1.740%, 07/29/02                             400              399
                                                                 ---------
FINANCIAL SERVICES -- 6.2%
   Goldman Sachs Group
        2.915%, 04/01/03                             400              391
   Morgan Stanley
        1.830%, 07/15/02                             500              500
                                                                 ---------
                                                                      891

                                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 3.1%
   Coca-Cola
        1.800%, 07/12/02                             450              450
                                                                 ---------
METALS -- 3.0%
   Alcoa
        1.750%, 07/11/02                             430              430
                                                                 ---------
PHARMACEUTICALS -- 1.9%
   Pfizer
        1.710%, 07/17/02                             270              270
                                                                 ---------
RETAIL -- 2.5%
   Wal-Mart Stores
        1.780%, 07/30/02                             370              369
                                                                 ---------

--------------------------------------------------------------------------
                                             Face Amount     Market Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------

SCHOOLS -- 7.1%
   Harvard University
        1.770%, 07/09/02                          $  645         $    645
   Yale University
        1.780%, 09/25/02                             375              373
                                                                 ---------
                                                                    1,018
                                                                 ---------
SPECIAL PURPOSE ENTITY -- 15.4%
   Clipper
        1.780%, 08/08/02                             250              250
   Corporate Asset Funding
        1.800%, 08/06/02                             300              300
   Corporate Receivable
        1.780%, 08/09/02                             300              299
   Delaware Funding
        1.800%, 07/15/02                             275              275
   Fleet Funding
        1.790%, 08/13/02                             300              299
   Greyhawk Funding
        1.780%, 08/09/02                             400              399
   Mass Mutual Funding
        1.760%, 07/11/02                             400              400
                                                                 ---------
                                                                    2,222
                                                                 ---------
Total Commercial Paper
   (Cost $6,049)                                                    6,049
                                                                 ---------
Total Investments -- 100.1%
   (Cost $14,401)                                                  14,401
                                                                 ---------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Management Fee Payable                                                (5)
Other Asset and Liabilities                                          (12)
                                                                 ---------
Total Other Assets and Liabilities, Net                              (17)
                                                                 ---------

NET ASSETS:
Paid in capital -- Class A
   (unlimited authorization -- no par value)
   based on 14,383,709 outstanding shares
   of beneficial interest                                        $ 14,384
                                                                 ---------
Total Net Assets -- 100.0%                                       $ 14,384
                                                                 =========


Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                       $1.00
                                                                 =========


+ Discount Notes - Yield is effective yield at time of purchase.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             39

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

June 30, 2002 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                             SEI VP                         SEI VP
                                                                          LARGE CAP                      LARGE CAP
                                                                              VALUE                         GROWTH
                                                                               FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $44,458, $36,324, $74,579,
     9,594 and 8,622, respectively)                                         $43,377                        $30,007
   Cash                                                                          --                             --
   Short-Term investments held as collateral for loaned securities            1,942                          1,422
   Foreign currency (Cost $0, $0, $0, $642, and $0, respectively)                --                             --
   Investment securities sold                                                 3,507                            516
   Capital shares sold receivable                                               349                          2,394
   Unrealized gain on forward foreign currency contracts                         --                             --
   Income receivable                                                             67                             13
   Variation Margin                                                              --                             --
   Other receivables                                                              6                              5
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                              49,248                         34,357
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Collateral on securities loaned                                            1,942                          1,422
   Investment securities purchased                                            3,388                            464
   Payable to custodian                                                          --                             --
   Capital shares redeemed payable                                                3                              2
   Payable for investment advisory fees                                           7                              5
   Payable for management fees                                                   13                              9
   Unrealized loss on forward foreign currency contracts                         --                             --
   Options written, at fair value (premiums received $(42))                      --                             --
   Accrued expense payable                                                       46                             37
   Other payables                                                                --                             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites                                                           5,399                          1,939
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                         $43,849                        $32,418
====================================================================================================================================
NET ASSETS:
   Paid in capital -- Class A
     (unlimited authorization -- no par value) based on 4,400,102,
     7,730,075, 5,447,047, 1,007,001 and  830,439
     outstanding shares of beneficial interest, respectively                 45,157                         51,384
   Undistributed net investment income (Accumulated net investment loss)        142                            (33)
   Accumulated net realized gain (loss) on investments and options             (369)                       (12,616)
   Net unrealized appreciation (depreciation) on investments
     and options                                                             (1,081)                        (6,317)
   Net unrealized appreciation on forward foreign currency contracts, foreign currency and translation of other assets and liabilities
     in foreign currency                                                         --                             --
   Net unrealized depreciation on futures                                        --                             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                               $43,849                        $32,418
====================================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share                   $9.97                          $4.19
====================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
40             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   SEI VP           SEI VP           SEI VP
                                                                               CORE FIXED    INTERNATIONAL         EMERGING
                                                                                   INCOME     FIXED INCOME          MARKETS
                                                                                     FUND             FUND        DEBT FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $44,458, $36,324, $74,579,
     9,594 and 8,622, respectively)                                               $75,331          $10,241           $8,152
   Cash                                                                                --               68               --
   Short-Term investments held as collateral for loaned securities                     --               --               --
   Foreign currency (Cost $0, $0, $0, $642, and $0, respectively)                      --              642               --
   Investment securities sold                                                       4,654              517              607
   Capital shares sold receivable                                                      --               --               37
   Unrealized gain on forward foreign currency contracts                               --              141               --
   Income receivable                                                                  540              212              199
   Variation Margin                                                                     3               --               --
   Other receivables                                                                    9                6               41
---------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                    80,537           11,827            9,036
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Collateral on securities loaned                                                    --                --               --
   Investment securities purchased                                                 21,161              390              740
   Payable to custodian                                                                83               --               --
   Capital shares redeemed payable                                                  1,618              955               --
   Payable for investment advisory fees                                                 1                3                2
   Payable for management fees                                                         --                3                4
   Unrealized loss on forward foreign currency contracts                               --              130               --
   Options written, at fair value (premiums received $(42))                            63               --               --
   Accrued expense payable                                                             80               18               18
   Other payables                                                                       8               --               28
---------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites                                                                23,014            1,499              792
---------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                               $57,523          $10,328           $8,244
====================================================================================================================================
NET ASSETS:
   Paid in capital -- Class A
     (unlimited authorization -- no par value) based on 4,400,102,
     7,730,075, 5,447,047, 1,007,001 and  830,439
     outstanding shares of beneficial interest, respectively                       56,338            9,607            8,313
   Undistributed net investment income (Accumulated net investment loss)               47               36              327
   Accumulated net realized gain (loss) on investments and options                    440               15               74
   Net unrealized appreciation (depreciation) on investments
     and options                                                                      731              647             (470)
   Net unrealized appreciation on forward foreign currency contracts, foreign currency and translation of other assets and liabilities
     in foreign currency                                                               --               23               --
   Net unrealized depreciation on futures                                             (33)              --               --
---------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                                     $57,523          $10,328           $8,244
====================================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share                        $10.56           $10.26            $9.93
====================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             41

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended June 30, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                           SEI VP                SEI VP            SEI VP              SEI VP
                                                        LARGE CAP             LARGE CAP         SMALL CAP           SMALL CAP
                                                       VALUE FUND           GROWTH FUND        VALUE FUND         GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                              $   446               $    89            $   97             $     6
   Interest                                                     7                     9                 5                   7
   Less: Foreign taxes withheld                                --                    (2)               (1)                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                    453                    96               101                  13
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                             74                    53                29                  17
   Investment advisory fees                                    74                    61                60                  33
   Custodian fees                                              15                    11                 6                   3
   Transfer agent fees                                          6                     4                 2                   1
   Professional fees                                           30                    21                12                   7
   Printing fees                                               10                     7                 4                   2
   Trustee fees                                                 9                     6                 3                   2
   Miscellaneous fees                                           5                     1                 1                   1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                             223                   164               117                  66
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                          (28)                  (35)              (26)                (15)
     Investment Advisory Fees                                 (14)                   --                --                  --
     Reimbursement from manager                                --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                               181                   129                91                  51
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  272                   (33)               10                 (38)
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
     investments and options                                   12                (2,832)              525                (310)
   Net realized loss from futures contracts                    (4)                   --                --                  --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions               --                    --                --                  --
   Net change in unrealized appreciation
     (depreciation) on investments                         (1,268)               (5,225)              513                (824)
   Net change in unrealized appreciation
     (depreciation) on futures contracts                       (2)                   --                --                  --
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts,
     foreign currencies, and translation of
     other assets and liabilities denominated in
     foreign currencies                                        --                    --                --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $  (990)              $(8,090)           $1,048             $(1,172)
====================================================================================================================================


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
42             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

------------------------------------------------------------------------------------------------------------------------------
                                                                                  SEI VP
                                                                SEI VP          EMERGING           SEI VP            SEI VP
                                                         INTERNATIONAL           MARKETS       CORE FIXED        HIGH YIELD
                                                           EQUITY FUND       EQUITY FUND      INCOME FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                  $    236           $    83           $   --              $ --
   Interest                                                          5                 4            1,235               575
   Less: Foreign taxes withheld                                    (21)              (12)              --                --
------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                         220                75            1,235               575
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                                  41                31               70                23
   Investment advisory fees                                         46                50               75                34
   Custodian fees                                                   69                56               18                 5
   Transfer agent fees                                               3                 1                8                 2
   Professional fees                                                12                 6               35                 9
   Printing fees                                                     4                 2               11                 3
   Trustee fees                                                      3                 2               10                 3
   Miscellaneous fees                                                6                 4                2                 6
------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                  184               152              229                85
------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                               (41)              (31)             (70)              (23)
     Investment Advisory Fees                                       (3)              (16)              --                --
     Reimbursement from manager                                    (23)              (11)              (8)               (6)
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                    117                94              151                56
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       103               (19)           1,084               519
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
     investments and options                                    (1,017)              173              774              (321)
   Net realized loss from futures contracts                         --                --             (128)               --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                     6                (8)              --                --
   Net change in unrealized appreciation
     (depreciation) on investments                                 270              (212)             188               105
   Net change in unrealized appreciation
     (depreciation) on futures contracts                            --                --               89                --
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts,
     foreign currencies, and translation of
     other assets and liabilities denominated in
     foreign currencies                                              2                (9)              --                --
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $(636)           $  (75)          $2,007          $    303
====================================================================================================================================


------------------------------------------------------------------------------------------------------------
                                                                 SEI VP            SEI VP           SEI VP
                                                          INTERNATIONAL          EMERGING            PRIME
                                                           FIXED INCOME           MARKETS       OBLIGATION
                                                                   FUND         DEBT FUND             FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                     $   --              $ --             $ --
   Interest                                                         178               388              160
   Less: Foreign taxes withheld                                      --                (3)              --
------------------------------------------------------------------------------------------------------------
   Total Investment Income                                          178               385              160
------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                                   31                28               37
   Investment advisory fees                                          16                37               12
   Custodian fees                                                    11                 7                6
   Transfer agent fees                                                1                 1                2
   Professional fees                                                  7                 6               12
   Printing fees                                                      2                 2                4
   Trustee fees                                                       2                 1                3
   Miscellaneous fees                                                --                 1                1
------------------------------------------------------------------------------------------------------------
   Total Expenses                                                    70                83               77
------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                                (18)              (11)             (37)
     Investment Advisory Fees                                        --               (14)              --
     Reimbursement from manager                                      --                --               (2)
------------------------------------------------------------------------------------------------------------
   Net Expenses                                                      52                58               38
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        126               327              122
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from
     investments and options                                         11               388               --
   Net realized loss from futures contracts                          --                --               --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                    (20)              (20)              --
   Net change in unrealized appreciation
     (depreciation) on investments                                  913              (754)              --
   Net change in unrealized appreciation
     (depreciation) on futures contracts                             --                --               --
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts,
     foreign currencies, and translation of
     other assets and liabilities denominated in
     foreign currencies                                              42                --               --
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $1,072            $  (59)            $122
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             43

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the periods ended June 30, 2002 (Unaudited) and December 31, 2001

---------------------------------------------------------------------------------------------------------
                                                                               SEI VP
                                                                        LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------
                                                                1/1/02 to 6/30/02     1/1/01 to 12/31/01
---------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                     $   272              $   386
   Net realized gain (loss) from security transactions
     and futures contracts                                                8                  753
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                         --                   --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                            (1,270)              (1,820)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign currencies, and translation of other assets and liabilities denominated
     in foreign currencies                                               --                   --
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                        (990)                (681)
---------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                               (130)                (386)
   Net realized gains                                                    --                 (635)
---------------------------------------------------------------------------------------------------------
   Total distributions                                                 (130)              (1,021)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                        8,404               20,438
   Reinvestment of distributions                                        130                1,021
   Cost of shares redeemed                                           (2,453)              (3,039)
---------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from Class A transactions                                        6,081               18,420
---------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                  6,081               18,420
---------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                              4,961               16,718
---------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                               38,888               22,170
---------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                    $43,849              $38,888
====================================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                        810                1,949
   Reinvestment of distributions                                         12                  100
   Shares redeemed                                                     (232)                (289)
---------------------------------------------------------------------------------------------------------
   Total Class A transactions                                           590                1,760
====================================================================================================================================
   Net increase in capital shares                                       590                1,760
====================================================================================================================================



-------------------------------------------------------------------------------------------------------------------
                                                                                        SEI VP
                                                                                LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                                                     1/1/02 to 6/30/02       1/1/01 to 12/31/01
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                           $   (33)                $   (55)
   Net realized gain (loss) from security transactions
     and futures contracts                                                 (2,832)                 (7,668)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                              --                       --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                  (5,225)                  1,748
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign currencies, and translation of other assets and liabilities denominated
     in foreign currencies                                                     --                      --
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                            (8,090)                 (5,975)
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                       --                      --
   Net realized gains                                                          --                      --
--------------------------------------------------------------------------------------------------------------------
   Total distributions                                                         --                      --
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                             12,032                  19,372
   Reinvestment of distributions                                               --                      --
   Cost of shares redeemed                                                   (392)                 (1,765)
--------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from Class A transactions                                             11,640                  17,607
--------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                       11,640                  17,607
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                    3,550                  11,632
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                     28,868                  17,236
--------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                          $32,418                 $28,868
====================================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                            2,513                   3,309
   Reinvestment of distributions                                               --                      --
   Shares redeemed                                                            (83)                   (313)
--------------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                               2,430                   2,996
====================================================================================================================================
   Net increase in capital shares                                           2,430                   2,996
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
44            SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

-------------------------------------------------------------------------------------------------------------
                                                                                   SEI VP
                                                                            SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
                                                                   1/1/02 to 6/30/02    1/1/01 to 12/31/01
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                        $    10              $    63
   Net realized gain (loss) from security transactions
     and futures contracts                                                 525                  799
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                            --                   --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                  513                1,033
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign currencies, and translation of other assets and liabilities denominated
     in foreign currencies                                                  --                   --
-------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                          1,048                1,895
-------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                    (2)                 (61)
   Net realized gains                                                       --               (1,048)
-------------------------------------------------------------------------------------------------------------
   Total distributions                                                      (2)              (1,109)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                           1,936                3,934
   Reinvestment of distributions                                             2                1,109
   Cost of shares redeemed                                              (1,296)                (608)
-------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from Class A transactions                                             642                4,435
-------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                       642                4,435
-------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                 1,688                5,221
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                  15,719               10,498
-------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $17,407              $15,719
====================================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                           144                  320
   Reinvestment of distributions                                            --                   92
   Shares redeemed                                                         (98)                 (49)
-------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                               46                  363
====================================================================================================================================
   Net increase in capital shares                                           46                  363
====================================================================================================================================




-----------------------------------------------------------------------------------------------------------
                                                                                   SEI VP
                                                                           SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------
                                                                 1/1/02 to 6/30/02     1/1/01 to 12/31/01
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                      $  (38)               $   (73)
   Net realized gain (loss) from security transactions
     and futures contracts                                             (310)                (2,029)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                         --                     --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                              (824)                    53
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign currencies, and translation of other assets and liabilities denominated
     in foreign currencies                                               --                     --
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                      (1,172)                (2,049)
-----------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                 --                     --
   Net realized gains                                                    --                     --
-----------------------------------------------------------------------------------------------------------
   Total distributions                                                  --                      --
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                        1,337                  3,571
   Reinvestment of distributions                                         --                     --
   Cost of shares redeemed                                             (828)                  (596)
-----------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from Class A transactions                                          509                  2,975
-----------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                    509                  2,975
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                               (663)                   926
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                9,625                  8,699
-----------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $8,962                $ 9,625
====================================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                        186                    452
   Reinvestment of distributions                                        --                      --
   Shares redeemed                                                     (113)                   (75)
-----------------------------------------------------------------------------------------------------------
   Total Class A transactions                                            73                    377
====================================================================================================================================
   Net increase in capital shares                                        73                    377
====================================================================================================================================


-------------------------------------------------------------------------------------------------------------------
                                                                                        SEI VP
                                                                               INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
                                                                       1/1/02 to 6/30/02    1/1/01 to 12/31/01
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                              $   103              $    28
   Net realized gain (loss) from security transactions
     and futures contracts                                                    (1,017)              (3,353)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                                   6                   (8)
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                        270                 (592)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign currencies, and translation of other assets and liabilities denominated
     in foreign currencies                                                         2                   (1)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                                 (636)              (3,926)
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                          --                  (22)
   Net realized gains                                                             --                   --
-------------------------------------------------------------------------------------------------------------------
   Total distributions                                                            --                  (22)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                                 3,210                8,987
   Reinvestment of distributions                                                  --                   22
   Cost of shares redeemed                                                      (678)                (963)
-------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from Class A transactions                                                 2,532                8,046
-------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                           2,532                8,046
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                       1,896                4,098
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                        17,047               12,949
-------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                             $18,943              $17,047
====================================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                                 539                1,347
   Reinvestment of distributions                                                  --                    4
   Shares redeemed                                                              (113)                (153)
-------------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                                    426                1,198
====================================================================================================================================
   Net increase in capital shares                                                426                1,198
====================================================================================================================================


--------------------------------------------------------------------------------------------------------------
                                                                                   SEI VP EMERGING
                                                                                 MARKETS EQUITY FUND
--------------------------------------------------------------------------------------------------------------
                                                                       1/1/02 to 6/30/02    1/1/01 to 12/31/01
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                             $   (19)               $     5
   Net realized gain (loss) from security transactions
     and futures contracts                                                      173                 (2,671)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                                 (8)                   (37)
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                      (212)                 1,916
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign currencies, and translation of other assets and liabilities denominated
     in foreign currencies                                                       (9)                    (1)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                                 (75)                  (788)
--------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                         --                     --
   Net realized gains                                                            --                     --
--------------------------------------------------------------------------------------------------------------
   Total distributions                                                           --                     --
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                                  849                  2,976
   Reinvestment of distributions                                                 --                     --
   Cost of shares redeemed                                                     (511)                  (649)
--------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from Class A transactions                                                  338                  2,327
--------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                            338                  2,327
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                        263                  1,539
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                        8,824                  7,285
--------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                            $ 9,087                $ 8,824
====================================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                                144                    539
   Reinvestment of distributions                                                 --                     --
   Shares redeemed                                                              (85)                  (117)
--------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                                    59                    422
====================================================================================================================================
   Net increase in capital shares                                                59                    422
====================================================================================================================================



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002            45

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the periods ended June 30, 2002 (Unaudited) and December 31, 2001
--------------------------------------------------------------------------------------------------------------
                                                                                  SEI VP
                                                                          CORE FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------
                                                                 1/1/02 to 6/30/02     1/1/01 to 12/31/01
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                             $ 1,084                 $ 1,665
   Net realized gain (loss) from security transactions
     and futures contracts                                               646                     719
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                          --                      --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                277                    (180)
   Net change in unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign currencies,
     and translation of other assets and liabilities denominated
     in foreign currencies                                                --                      --
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations               2,007                   2,204
--------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                              (1,032)                 (1,670)
   Net realized gains                                                     --                    (899)
--------------------------------------------------------------------------------------------------------------
   Total Class A distributions                                        (1,032)                 (2,569)
--------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Net investment income                                                  --                      --
--------------------------------------------------------------------------------------------------------------
   Total distributions                                                (1,032)                 (2,569)
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                        15,711                  28,933
   Reinvestment of distributions                                       1,032                   2,569
   Cost of shares redeemed                                            (5,589)                 (4,958)
--------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class A transactions           11,154                  26,544
--------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Proceeds from shares issued                                            --                      --
   Reinvestment of distributions                                          --                      --
   Cost of shares redeemed                                                --                      --
--------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class B transactions               --                      --
--------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                  11,154                  26,544
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                              12,129                  26,179
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                45,394                  19,215
--------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                     $57,523                 $45,394
====================================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                       1,504                   2,744
   Reinvestment of distributions                                          99                     244
   Shares redeemed                                                      (535)                   (464)
--------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                          1,068                   2,524
--------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Shares issued                                                          --                      --
   Reinvestment of distributions                                          --                      --
   Shares redeemed                                                        --                      --
--------------------------------------------------------------------------------------------------------------
   Total Class B transactions                                             --                      --
====================================================================================================================================
   Net increase (decrease) in capital shares                           1,068                   2,524
====================================================================================================================================





----------------------------------------------------------------------------------------------------------------
                                                                                    SEI VP
                                                                             HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------
                                                                    1/1/02 to 6/30/02     1/1/01 to 12/31/01
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                 $   519                 $ 1,118
   Net realized gain (loss) from security transactions
     and futures contracts                                                  (321)                 (1,676)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                              --                      --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                    105                     976
   Net change in unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign currencies,
     and translation of other assets and liabilities denominated
     in foreign currencies                                                    --                      --
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations                     303                     418
----------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                    (519)                 (1,118)
   Net realized gains                                                         --                      --
----------------------------------------------------------------------------------------------------------------
   Total Class A distributions                                              (519)                 (1,118)
----------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Net investment income                                                      --                      --
----------------------------------------------------------------------------------------------------------------
   Total distributions                                                      (519)                 (1,118)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                             1,550                   2,177
   Reinvestment of distributions                                             519                   1,118
   Cost of shares redeemed                                                  (483)                   (427)
----------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class A transactions                1,586                   2,868
----------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Proceeds from shares issued                                                --                      --
   Reinvestment of distributions                                              --                      --
   Cost of shares redeemed                                                    --                      --
----------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class B transactions                   --                      --
----------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                       1,586                   2,868
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                   1,370                   2,168
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    12,595                  10,427
----------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $13,965                 $12,595
================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                             177                     241
   Reinvestment of distributions                                              60                     124
   Shares redeemed                                                           (55)                    (49)
----------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                                182                     316
----------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Shares issued                                                              --                      --
   Reinvestment of distributions                                              --                      --
   Shares redeemed                                                            --                      --
----------------------------------------------------------------------------------------------------------------
   Total Class B transactions                                                 --                      --
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in capital shares                                 182                     316
================================================================================================================



(1) Class B was fully liquidated on April 30, 2002.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
46             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

------------------------------------------------------------------------------------------------------------------
                                                                                SEI VP INTERNATIONAL
                                                                                  FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
                                                                       1/1/02 to 6/30/02    1/1/01 to 12/31/01
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                       $   126            $  258
   Net realized gain (loss) from security transactions
     and futures contracts                                                          11                91
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                                   (20)             (310)
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                          913              (401)
   Net change in unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign currencies,
     and translation of other assets and liabilities denominated
     in foreign currencies                                                          42               (60)
------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations                         1,072              (422)
------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                            --                --
   Net realized gains                                                               --               (66)
------------------------------------------------------------------------------------------------------------------
   Total Class A distributions                                                      --               (66)
------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Net investment income                                                            --                --
------------------------------------------------------------------------------------------------------------------
   Total distributions                                                              --               (66)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                                     930             3,710
   Reinvestment of distributions                                                    --                66
   Cost of shares redeemed                                                      (1,619)             (734)
------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class A transactions                       (689)            3,042
------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Proceeds from shares issued                                                      --                --
   Reinvestment of distributions                                                    --                --
   Cost of shares redeemed                                                          --                --
------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class B transactions                         --                --
------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                              (689)            3,042
------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                           383             2,554
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                           9,945             7,391
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                               $10,328            $9,945
------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                                   101               391
   Reinvestment of distributions                                                    --                 7
   Shares redeemed                                                                (163)              (76)
------------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                                      (62)              322
------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Shares issued                                                                    --                --
   Reinvestment of distributions                                                    --                --
   Shares redeemed                                                                  --                --
------------------------------------------------------------------------------------------------------------------
   Total Class B transactions                                                       --                --
------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in capital shares                                       (62)              322
==================================================================================================================



----------------------------------------------------------------------------------------------------------------------
                                                                                       SEI VP
                                                                               EMERGING MARKETS DEBT FUND
----------------------------------------------------------------------------------------------------------------------
                                                                        1/1/02 to 6/30/02    1/1/01 to 12/31/01
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                       $  327           $  715
   Net realized gain (loss) from security transactions
     and futures contracts                                                        368             (223)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                                   --                1
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                        (754)             374
   Net change in unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign currencies,
     and translation of other assets and liabilities denominated
     in foreign currencies                                                         --               --
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations                          (59)             867
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                           --             (719)
   Net realized gains                                                              --               --
----------------------------------------------------------------------------------------------------------------------
   Total Class A distributions                                                     --             (719)
----------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Net investment income                                                           --               --
----------------------------------------------------------------------------------------------------------------------
   Total distributions                                                             --             (719)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                                    362            1,062
   Reinvestment of distributions                                                   --              718
   Cost of shares redeemed                                                       (298)            (252)
----------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class A transactions                        64            1,528
----------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Proceeds from shares issued                                                     --               --
   Reinvestment of distributions                                                   --               --
   Cost of shares redeemed                                                         --               --
----------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class B transactions                        --               --
----------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                               64            1,528
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                            5            1,676
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                          8,239            6,563
----------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                               $8,244           $8,239
==================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                                   35              103
   Reinvestment of distributions                                                   --               72
   Shares redeemed                                                                (28)             (24)
----------------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                                       7              151
----------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Shares issued                                                                   --               --
   Reinvestment of distributions                                                   --               --
   Shares redeemed                                                                 --               --
----------------------------------------------------------------------------------------------------------------------
   Total Class B transactions                                                      --               --
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in capital shares                                        7              151
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------
                                                                                       SEI VP
                                                                                 PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------------------------
                                                                        1/1/02 to 6/30/02    1/1/01 to 12/31/01
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                   $    122             $   305
   Net realized gain (loss) from security transactions
     and futures contracts                                                       --                  --
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                                 --                  --
   Net change in unrealized appreciation (depreciation)
     on investments and futures contracts                                        --                  --
   Net change in unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign currencies,
     and translation of other assets and liabilities denominated
     in foreign currencies                                                       --                  --
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations                        122                 305
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   CLASS A:
   Net investment income                                                       (120)               (303)
   Net realized gains                                                            --                  --
--------------------------------------------------------------------------------------------------------------------
   Total Class A distributions                                                 (120)               (303)
--------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Net investment income                                                         (2)                 (2)
--------------------------------------------------------------------------------------------------------------------
   Total distributions                                                         (122)               (305)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                                9,298              12,078
   Reinvestment of distributions                                                120                 303
   Cost of shares redeemed                                                  (11,237)             (1,863)
--------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class A transactions                  (1,819)             10,518
--------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Proceeds from shares issued                                                  559                 456
   Reinvestment of distributions                                                  2                   2
   Cost of shares redeemed                                                     (807)               (212)
--------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived from Class B transactions                    (246)                246
--------------------------------------------------------------------------------------------------------------------
   Increase in net assets derived
     from capital share transactions                                         (2,065)             10,764
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                                     (2,065)             10,764
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                       16,449               5,685
--------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                           $ 14,384             $16,449
====================================================================================================================
SHARES ISSUED AND REDEEMED:
   CLASS A:
   Shares issued                                                              9,298              12,078
   Reinvestment of distributions                                                120                 303
   Shares redeemed                                                          (11,237)             (1,863)
--------------------------------------------------------------------------------------------------------------------
   Total Class A transactions                                                (1,819)             10,518
--------------------------------------------------------------------------------------------------------------------
   CLASS B: (1)
   Shares issued                                                                559                 456
   Reinvestment of distributions                                                  2                   2
   Shares redeemed                                                             (807)               (212)
--------------------------------------------------------------------------------------------------------------------
   Total Class B transactions                                                  (246)                246
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in capital shares                                 (2,065)             10,764
====================================================================================================================



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             47

FINANCIAL HIGHLIGHTS

For the six month period ended June 30, 2002, (Unaudited) and the years ended December 31, (unless otherwise indicated)
For a Share Outstanding Throughout each Period

----------------------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                       and                     Distributions
               Net Asset              Net       Unrealized    Distributions             from
                  Value,       Investment            Gains         from Net         Realized        Net Asset
               Beginning           Income         (Losses)       Investment          Capital       Value, End            Total
               of Period           (Loss)    on Securities           Income            Gains        of Period          Return+
----------------------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
   2002*          $10.21          $  0.06           $(0.27)          $(0.03)         $    --           $  9.97           (2.06)%
   2001            10.82             0.12            (0.44)           (0.12)           (0.17)            10.21           (2.91)
   2000(1)         10.00             0.09             0.82            (0.09)              --             10.82            9.17
SEI VP LARGE CAP GROWTH FUND
   2002*          $ 5.45          $    --           $(1.26)          $   --          $    --           $  4.19          (23.12)%
   2001             7.48               --            (2.03)              --               --              5.45          (27.14)
   2000(1)         10.00            (0.01)           (2.51)              --               --              7.48          (25.20)
SEI VP SMALL CAP VALUE FUND
   2002*          $12.57          $  0.01           $ 0.85           $   --          $    --           $ 13.43            6.86 %
   2001            11.83             0.06             1.64            (0.06)           (0.90)            12.57           14.89
   2000(1)         10.00             0.07             2.13            (0.07)           (0.30)            11.83           22.25
SEI VP SMALL CAP GROWTH FUND
   2002*          $ 7.52          $ (0.02)          $(0.88)          $   --          $    --           $  6.62          (11.97)%
   2001             9.63            (0.04)           (2.07)              --               --              7.52          (21.91)
   2000(1)         10.00            (0.04)           (0.33)              --               --              9.63           (3.70)
SEI VP INTERNATIONAL EQUITY FUND
   2002*          $ 6.03          $  0.03           $(0.24)          $   --          $    --           $  5.82           (3.48)%
   2001             7.95             0.01            (1.92)           (0.01)              --              6.03          (24.05)
   2000(1)         10.00             0.09            (2.05)           (0.09)              --              7.95          (19.60)
SEI VP EMERGING MARKETS EQUITY FUND
   2002*          $ 5.54          $ (0.02)          $(0.02)          $   --          $    --           $  5.50           (0.72)%
   2001             6.23             0.03            (0.72)              --               --              5.54          (11.08)
   2000(1)         10.00            (0.05)           (3.72)              --               --              6.23          (37.70)
SEI VP CORE FIXED INCOME FUND
   2002*          $10.37          $  0.22           $ 0.18           $(0.21)         $    --           $ 10.56            3.91 %
   2001            10.36             0.55             0.23            (0.55)           (0.22)            10.37            7.69
   2000(1)         10.00             0.45             0.36            (0.45)              --             10.36            8.31




-------------------------------------------------------------------------------------------------------------------------------
                                                                                     Ratio of      Ratio of Net
                                                                 Ratio of Net      Expenses to        Investment
                                                                   Investment      Average Net     Income (Loss)
                                                     Ratio of          Income  Assets (Exclud-    to Average Net
                                  Net Assets         Expenses          (Loss)     ing Waivers    Assets (Exclud-     Portfolio
                               End of Period       to Average      to Average        and Reim-  (ing Waivers and      Turnover
                                ($Thousands)       Net Assets      Net Assets      bursements)   Reimbursements)          Rate
-------------------------------------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
   2002*                            $43,849             0.85%           1.28%           1.05%            1.08%            13%
   2001                              38,888             0.85            1.25            1.14             0.96             42
   2000(1)                           22,170             0.85            1.25            1.35             0.75             49
SEI VP LARGE CAP GROWTH FUND
   2002*                            $32,418             0.85%          (0.21)%          1.08%           (0.44)%           19%
   2001                              28,868             0.85           (0.25)           1.19            (0.59)            84
   2000(1)                           17,236             0.85           (0.26)           1.39            (0.80)            57
SEI VP SMALL CAP VALUE FUND
   2002*                            $17,407             1.10%           0.11%           1.41%           (0.20)%           18%
   2001                              15,719             1.10            0.48            1.45             0.13             39
   2000(1)                           10,498             1.10            0.90            1.66             0.34             98
SEI VP SMALL CAP GROWTH FUND
   2002*                            $ 8,962             1.10%          (0.80)%          1.42%           (1.12)%           69%
   2001                               9,625             1.10           (0.82)           1.46            (1.18)           151
   2000(1)                            8,699             1.10           (0.59)           1.65            (1.14)           116
SEI VP INTERNATIONAL EQUITY FUND
   2002*                            $18,943             1.28%           1.19%           2.02%            0.45%            20%
   2001                              17,047             1.28            0.19            2.04            (0.57)            41
   2000(1)                           12,949             1.28            1.61            2.13             0.76             31
SEI VP EMERGING MARKETS EQUITY FUND
   2002*                            $ 9,087             1.95%          (0.56)%          3.17%           (1.78)%           83%
   2001                               8,824             1.95            0.06            3.70            (1.69)           149
   2000(1)                            7,286             1.95           (0.62)           3.52            (2.19)           117
SEI VP CORE FIXED INCOME FUND
   2002*                            $57,523             0.60%           4.31%           0.91%            4.00%           254%
   2001                              45,394             0.60            5.15            1.00             4.75            423
   2000(1)                           19,215             0.60            6.10            1.19             5.51            342


--------------------------------------------------------------------------------
48             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

---------------------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                       and                    Distributions
               Net Asset              Net       Unrealized    Distributions            from
                  Value,       Investment            Gains         from Net        Realized        Net Asset
               Beginning           Income         (Losses)       Investment         Capital       Value, End            Total
               of Period           (Loss)    on Securities           Income           Gains        of Period          Return+
---------------------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD BOND FUND
   2002*         $  8.66          $  0.34           $(0.13)          $(0.34)       $    --           $  8.53            2.43 %
   2001             9.16             0.87            (0.50)           (0.87)            --              8.66            4.00
   2000(1)         10.00             0.70            (0.84)           (0.70)            --              9.16           (1.51)
SEI VP INTERNATIONAL FIXED INCOME FUND
   2002*         $  9.30          $  0.10           $ 0.86           $   --        $    --            $10.26           10.32 %
   2001             9.89             0.09            (0.61)              --          (0.07)             9.30           (5.32)
   2000(1)         10.00            (0.20)            0.09           $   --             --              9.89           (1.10)
SEI VP EMERGING MARKETS DEBT FUND
   2002*         $ 10.01          $  0.37           $(0.45)          $   --        $    --           $  9.93           (0.80)%
   2001             9.75             0.96             0.26            (0.96)            --             10.01           12.56
   2000(1)         10.00             0.76            (0.11)           (0.76)         (0.14)             9.75            6.56
SEI VP PRIME OBLIGATION FUND
   CLASS A
   2002*         $  1.00          $  0.01           $   --           $(0.01)       $    --           $  1.00            0.70 %
   2001             1.00             0.04               --            (0.04)            --              1.00            3.80
   2000(1)          1.00             0.04               --            (0.04)            --              1.00            4.56
   CLASS B
   2002(2)*      $  1.00          $    --           $   --           $   --        $    --           $  1.00            0.43 %
   2001(3)          1.00             0.01               --            (0.01)            --              1.00            1.48




----------------------------------------------------------------------------------------------------------------------------
                                                                                 Ratio of       Ratio of Net
                                                            Ratio of Net      Expenses to         Investment
                                                             Investment       Average Net      Income (Loss)
                                               Ratio of          Income   Assets (Exclud-     to Average Net
                             Net Assets        Expenses          (Loss)       ing Waivers     Assets (Exclud-     Portfolio
                          End of Period      to Average      to Average         and Reim-   (ing Waivers and       Turnover
                           ($Thousands)      Net Assets      Net Assets       bursements)    Reimbursements)          Rate
----------------------------------------------------------------------------------------------------------------------------
SEI VP HIGH YIELD BOND FUND
   2002*                     $13,965             0.85%           7.89%            1.28%             7.46%             31%
   2001                       12,595             0.85            9.54             1.31              9.08              72
   2000(1)                    10,427             0.85            9.75             1.51              9.09               5
SEI VP INTERNATIONAL FIXED INCOME FUND
   2002*                     $10,328             1.00%           2.05%            1.35%             1.70%            111%
   2001                        9,945             1.00            2.99             1.51              2.48             301
   2000(1)                     7,391             1.00            3.39             1.70              2.69             100
SEI VP EMERGING MARKETS DEBT FUND
   2002*                     $ 8,244             1.35%           7.16%            1.93%             6.58%             84%
   2001                        8,239             1.35            9.61             2.07              8.89             201
   2000(1)                     6,563             1.35           10.55             2.26              9.64             140
SEI VP PRIME OBLIGATION FUND
   CLASS A
   2002*                     $14,384             0.44%           1.40%            0.89%             0.95%            N/A
   2001                       16,203             0.44            3.35             0.93              2.86             N/A
   2000(1)                     5,685             0.44            6.04             1.14              5.34             N/A
   CLASS B
   2002(2)*                  $    --             0.53%           1.35%            1.11%             0.77%            N/A
   2001(3)                       246             0.69            2.15             1.18              1.66             N/A

* For the six month period ended June 30, 2002 (Unaudited). All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
(1) Commenced operations on April 5, 2000. All ratios for the period have been annualized.
(2)  Class B was fully liquidated on April 30, 2002.
(3) Class B Shares were offered on June 1, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             49

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

SEI Insurance Products Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Trust commenced operations on April 5, 2000. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of thirteen funds: SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP S&P 500 Index Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, SEI VP High Yield Bond Fund, SEI VP International Fixed Income Fund, SEI VP Emerging Markets Debt Fund, and SEI VP Prime Obligation Fund (collectively the "Funds", and each of these, a "Fund"). The Trust has diversified and non-diversified funds. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. As of June 30, 2002, SEI VP S&P 500 Index Fund and SEI VP Bond Index Fund had not yet commenced operations. Effective April 30, 2002 Class B shares for the Prime Obligation Fund were fully liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP International Fixed Income Fund and SEI VP Emerging Markets Debt Fund (the "International Funds") are valued based on quotations from the primary market in which they are traded. Debt obligations are valued at the most recently quoted bid price. Investment securities held by the Prime Obligation Fund are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity date of the security and is included in interest income. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.

FEDERAL INCOME TAXES -- It is the intention of each Fund to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

CLASSES -- Class specific expenses are borne by that Class of Shares. Income, realized and unrealized gains/losses and non-class specific

--------------------------------------------------------------------------------
50             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002
expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS -- The preparation of Financial Statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- The SEI VP Large Cap Value Fund and the SEI VP Core Fixed Income Fund (the "Funds") utilized futures contracts during the six months ended June 30, 2002. The Funds' use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

The SEI VP Large Cap Value and SEI VP Core Fixed Income Funds had the following futures contracts open as of June 30, 2002:

--------------------------------------------------------------------------------
                                                                  Unrealized
                                     Contract                   Appreciation
Type of           Number of             Value                  (Depreciation)
Contract          Contracts       ($Thousands)    Expiration    ($ Thousands)
--------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
S&P 500 Index
   e Mini                 3         $148,554        09/20/02           $  --
                                                                       -----
SEI VP CORE FIXED INCOME FUND
90 Day Euro$              4              969        09/16/02              11
90 Day Euro$             (6)          (1,459)       09/16/02             (11)
U.S. Ten Year
   Agency Note           13            1,316        08/24/02              26
U.S. Ten
   Year Note            (11)          (1,156)       08/24/02             (24)
U.S. Five
   Year Note (CBT)      (10)          (1,060)       08/24/02             (14)
U.S. Long
   Treasury
   Bond (CBT)           (16)          (1,623)       09/20/02             (21)
                                                                       -----
                                                                       $ (33)
                                                                       -----


EQUITY-LINKED WARRANTS -- The SEI VP International Equity and SEI VP Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

OPTION SELLING/PURCHASING -- The SEI VP Core Fixed Income Fund (the "Fund") enters into option contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an

--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002            51

NOTES TO FINANCIAL STATEMENTS

option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions.

TBA PURCHASE COMMITMENTS -- The SEI VP Core Fixed Income Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Value" above.

STRUCTURED NOTES AND INDEXED NOTES -- The SEI VP Core Fixed Income Fund may invest in structured notes that make interest and principal payments based upon the performance of specified assets or indices. Structured notes include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The SEI VP Core Fixed Income Fund may also invest in indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

SWAPS -- The SEI VP Core Fixed Income Fund may enter into interest rate swaps which are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). Because under swap agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly for the SEI VP Core Fixed Income Fund, the SEI VP High Yield Bond Fund and the SEI VP Prime Obligation Fund; declared and paid at least annually for the SEI VP Large Cap Value Fund, the SEI VP Large Cap Growth Fund, the SEI VP Small Cap Value Fund, the SEI VP Small Cap Growth Fund, the SEI VP International Equity Fund, the SEI VP Emerging Markets Equity Fund, the SEI VP International Fixed Income Fund and the SEI VP Emerging Markets Debt Fund.

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide") as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 29, 1999. Under this Agreement, the Manager will provide the Trust with overall administrative and accounting services and act as transfer agent and dividend disbursing agent. For its services, the


--------------------------------------------------------------------------------
52 SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

Manager will receive an annual fee which is calculated daily and paid monthly at the following annual rates: .35% of the average daily net assets of the SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP High Yield Bond Fund; .28% of the average daily net assets of the SEI VP Core Fixed Income Fund; .45% of the average daily net assets of the SEI VP International Equity Fund; .60% of the average daily net assets of the SEI VP International Fixed Income Fund; .65% of the average daily net assets of the SEI VP Emerging Markets Equity Fund and SEI VP Emerging Markets Debt Fund; and .42% of the average daily net assets of the SEI VP Prime Obligation Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of the SEI VP Large Cap Value Fund; .40% of the average daily net assets of the SEI VP Large Cap Growth Fund; .65% of the average daily net assets of the SEI VP Small Cap Value Fund and SEI VP Small Cap Growth Fund; .51% of the average daily net assets of the SEI VP International Equity Fund; 1.05% of the average daily net assets of the SEI VP Emerging Markets Equity Fund, .275% of the average daily net assets of the SEI VP Core Fixed Income Fund; .4875% of the average daily net assets of the SEI VP High Yield Bond Fund; .30% of the average daily net assets of the SEI VP International Fixed Income Fund; .85% of the average daily net assets of the SEI VP Emerging Markets Debt Fund; and .075% of the average daily net assets of the SEI VP Prime Obligation Fund.

SIMC has entered into, or plans to enter into, investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
                                                                 Currently
                                                                Managing a
Investment                                   Date of            Portion of
Sub-Adviser                                Agreement            Fund (Y/N)
--------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
Iridian Asset Management, LLC               09/18/00                N
LSV Asset Management, L.P.                  03/31/00                Y
Deutche Asset Management                    02/20/01                Y
Sanford C. Bernstein & Co., Inc.                 N/A                N
--------------------------------------------------------------------------------
                                                                 Currently
                                                                Managing a
Investment                                   Date of            Portion of
Sub-Adviser                                Agreement            Fund (Y/N)
--------------------------------------------------------------------------------
SEI VP LARGE CAP GROWTH FUND
Alliance Capital Management L.P.            02/25/00                Y
McKinley Capital Management, Inc.           06/26/02                N
Montag & Caldwell                           03/12/02                N
Peregrine Capital Management                12/12/00                Y
Transamerica Investment
   Management, LLC                          09/17/02                N
SEI VP SMALL CAP VALUE FUND
Artisan Partners Limited Partnership             N/A                N
Chartwell Investment Partners                    N/A                N
David J. Green &Company                     08/13/01                Y
LSV Asset Management, L.P.                  03/31/00                Y
Security Capital Global Capital
    Management, Inc.                             N/A                N
Sterling Capital                            12/18/00                Y
SEI VP SMALL CAP GROWTH FUND
McKinley Capital Management Inc.                 N/A                N
Mazama Capital Management, LLC                   N/A                N
Nicholas-Applegate Capital
   Management                               02/14/00                N
RS Investment Management, L.P.                   N/A                N
Sawgrass Asset Management, LLC              02/15/00                Y
Wall Street Associates                      03/21/00                Y
Wellington Management Company, LLP               N/A                N
SEI VP INTERNATIONAL EQUITY FUND
BlackRock International, Ltd.                    N/A                N
Capital Guardian Trust Company              02/22/00                Y
Morgan Stanley Investment
   Management Inc.                          10/01/01                Y
Oeschle International Advisors, LLC         03/31/00                Y
Jardine Fleming International
   Management, Inc.                              N/A                N
Martin Currie, Inc.                              N/A                N
SEI VP EMERGING MARKETS EQUITY FUND
Alliance Capital Managements                06/26/02                Y
Morgan Stanley Dean Witter
   Investment Management Inc.                    N/A                N
SG Pacific Asset Management, Inc.
   and SGY Asset Management
   (Singapore) Ltd.                              N/A                N
The Boston Company Asset Management              N/A                N
SEI VP CORE FIXED INCOME FUND
BlackRock, Inc.                                  N/A                N
Metropolitan West Asset Management          06/26/02                N
Western Asset Management Company            02/15/00                Y
SEI VP HIGH YIELD BOND FUND
Nomura Corporate Research and
   Asset Management, Inc.                        N/A                N
Nicholas-Applegate Capital Management       06/27/01                N
Shenkman Capital Management                 06/21/01                Y
SEI VP INTERNATIONAL FIXED
INCOME FUND
Fisher Francis Trees & Watts                07/24/02                Y
SEI VP EMERGING MARKETS DEBT FUND
Salomon Brothers
   Asset Management, Inc.                   03/08/00                Y
SEI VP PRIME OBLIGATION FUND
Wellington Management
   Company, LLP                             04/04/00                Y



--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             53

NOTES TO FINANCIAL STATEMENTS

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

Under a distribution agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") will provide the Trust with distribution services. The Distributor will not be entitled to any fee for performing these services.

4. TRANSACTIONS WITH AFFILIATES

Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of affiliated officers and trustees of the Trust is paid by the Manager.

Each of the Funds also uses the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended June 30, 2002 were as follows:

SEI VP Large Cap Value Fund       $ 161
SEI VP Large Cap Growth Fund        245
SEI VP Small Cap Value Fund         105
SEI VP Small Cap Growth Fund        110
SEI VP International Equity Fund    111
SEI VP Emerging Markets Fund        110
SEI VP Core Fixed Income Fund     2,497
SEI VP High Yield Bond Fund         160
                                 ------
                                 $3,499
                                 ======

5. FORWARD FOREIGN CURRENCY CONTRACTS

The International Funds enter into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at June 30, 2002:

--------------------------------------------------------------------------------
                                                           In        Unrealized
                                 Contracts to        Exchange      Appreciation
                              Deliver/Receive             For    (Depreciation)
Maturity Dates                    (Thousands)   ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
SEI VP INTERNATIONAL EQUITY FUND:

FOREIGN CURRENCY PURCHASES:
07/01/02-07/03/02 GBP                    29          $    56            $  --

SEI VP INTERNATIONAL FIXED INCOME FUND

FOREIGN CURRENCY SALES:
07/26/02          JPY               261,359          $ 2,125            $ (58)
07/26/02          EUR                   979              943              (22)
07/26/02          AUD                   471              315                2
07/26/02          CAD                 1,597            1,040               (8)
07/26/02          HUF                11,144               44               (1)
07/26/02          PZL                 1,093              269                1
07/26/02          SEK                   338               36               (1)
07/26/02          CHF                   281              184               (5)
07/26/02          GBP                 1,024            1,535              (25)
07/26/02          NZD                   139               67               --
                                                      ------            -----
                                                       6,558            $(117)
                                                      ------            -----
FOREIGN CURRENCY PURCHASES:
07/26/02          AUD                   534          $   304               (4)
07/26/02          CAD                   582              382                1
07/26/02          CHF                   595              393                7
07/26/02          DKK                 1,037              134                3
07/26/02          EUR                 2,119            2,038               52
07/26/02          GBP                   533              806                8
07/26/02          JPY               332,249            2,715               62
07/26/02          NZD                   239              117               (2)
07/26/02          SEK                   362               38                1
                                                      ------            -----
                                                      $6,927            $ 128
                                                      ------            -----

CURRENCY LEGEND:
AUD   Australian Dollar          NZD   New Zealand Dollar
CAD   Canadian Dollar            SEK   Swedish Krona
CHF   Swiss Franc                GBP   British Sterling Pound
DKK   Danish Kroner              HUF   Hungarian Forint
EUR   Euro Currency              PZL   Polish Zloty
JPY   Japanese Yen


--------------------------------------------------------------------------------
54             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

6. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary investments during the year ended June 30, 2002, were as follows:

--------------------------------------------------------------------------------
                                     Purchases
                                    U.S. Gov't             Other           Total
                                 ($ Thousands)     ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE FUND
Purchases                               $  --           $10,488         $10,488
Sales                                      --             5,414           5,414
SEI VP LARGE CAP GROWTH FUND
Purchases                                  --            14,205          14,205
Sales                                      --             5,640           5,640
SEI VP SMALL CAP VALUE FUND
Purchases                                  --             3,237           3,237
Sales                                      --             2,885           2,885
SEI VP SMALL CAP GROWTH FUND
Purchases                                  --             6,177           6,177
Sales                                      --             6,171           6,171
SEI VP INTERNATIONAL EQUITY FUND
Purchases                                  --             5,906           5,906
Sales                                      --             3,510           3,510
SEI VP EMERGING MARKETS EQUITY FUND
Purchases                                  --             7,337           7,337
Sales                                      --             7,359           7,359
SEI VP CORE FIXED INCOME FUND
Purchases                             125,935             8,903         134,838
Sales                                 117,498             1,990         119,488
SEI VP HIGH YIELD BOND FUND
Purchases                                  --             4,177           4,177
Sales                                      --             3,814           3,814
SEI VP INTERNATIONAL FIXED INCOME FUND
Purchases                                  --             9,484           9,484
Sales                                      --             7,966           7,966
SEI VP EMERGING MARKETS DEBT FUND
Purchases                                 787             4,860           5,647
Sales                                     409             3,969           4,378

At June 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments and options at June 30, 2002, were as follows:

--------------------------------------------------------------------------------
                                                                             Net
                                                                      Unrealized
                                   Appreciated     Depreciated      Appreciation
                                    Securities      Securities    (Depreciation)
                                 ($ Thousands)   ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
SEI VP Large Cap Value Fund            $3,999         $(5,080)          $(1,081)
SEI VP Large Cap Growth Fund              743          (7,060)           (6,317)
SEI VP Small Cap Value Fund             3,643            (808)            2,835
SEI VP Small Cap Growth Fund              912          (1,209)             (297)
SEI VP International Equity Fund        1,076          (3,543)           (2,467)
SEI VP Emerging Markets
   Equity Fund                          1,023            (846)              177
SEI VP Core Fixed Income Fund           1,199            (447)              752
SEI VP High Yield Bond Fund               308             (96)              212
SEI VP International Fixed
   Income Fund                            717             (70)              647
SEI VP Emerging Markets
   Debt Fund                              305            (775)             (470)

7. FEDERAL TAX INFORMATION

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

8. CONCENTRATION OF RISKS

The market values of the SEI VP Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of such securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

Each International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The SEI VP International Fixed Income and SEI VP


--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             55

NOTES TO FINANCIAL STATEMENTS

Emerging Markets Debt Funds invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the SEI VP International Fixed Income and SEI VP Emerging Markets Debt Funds to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

9. LOAN PARTICIPATIONS AND BRADY BONDS

The SEI VP Emerging Markets Debt Fund (the "Fund") may invest in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund may invest in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Fund may have difficulty disposing of Participations and Assignments because the market for such instruments is not highly liquid.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

10. WRITTEN OPTIONS TRANSACTIONS

Written option transactions entered into during the year ending June 30, 2002 are summarized as follows:

--------------------------------------------------------------------------------
                          SEI VP CORE FIXED INCOME FUND
                                                       Premium
                          # of contracts           ($Thousands)
--------------------------------------------------------------------------------
Balance at the beginning
   of period                           3               $      4
Written                              204                    153
Expired                              (26)                   (15)
Exercised                             --                     --
Closing Buys                        (133)                  (100)
                                   -----                  -----
Balance at the end
   of period                          48                $    42
                                   =====                  =====

At June 30, 2002, the SEI VP Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of securities on loan at June 30, 2002, the value of the

--------------------------------------------------------------------------------
56             SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002

NOTES TO FINANCIAL STATEMENTS

collateral at June 30, 2002 and the income generated from securities lending during the period ended June 30, 2002, with respect to such loans were as follows:

--------------------------------------------------------------------------------
                                                              Income Received
                    Market Value            Market Value      from Securities
             of Securities Loaned          of Collateral              Lending
                     ($Thousands)           ($Thousands)         ($Thousands)
--------------------------------------------------------------------------------
SEI VP Large Cap
  Value Fund         $      1,775           $      1,942                   $1
SEI VP Large Cap
  Growth Fund               1,378                  1,422                    1
SEI VP Small Cap
  Value Fund                  637                    671                    1
SEI VP Small Cap
  Growth Fund                 675                    697                    4
SEI VP Core Fixed
  Income Fund                  --                     --                    2
SEI VP International
  Equity Fund               1,407                  1,465                    2




--------------------------------------------------------------------------------
SEI Insurance Products Trust / Semi-Annual Report / June 30, 2002             57

NOTES

NOTES

NOTES

SEI INSURANCE PRODUCTS TRUST SEMI-ANNUAL REPORT JUNE 30, 2002

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco


OFFICERS

Edward D. Loughlin

PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo

CONTROLLER AND CHIEF FINANCIAL OFFICER

Todd Cipperman

VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig

VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli

VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis

VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough

VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto

VICE PRESIDENT, SECRETARY

Sherry K. Vetterlein

VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch

VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant

SECRETARY


INVESTMENT ADVISER

SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

NOTES TO FINANCIAL STATEMENTS

SEI INSURANCE PRODUCTS TRUST -JUNE 30, 2002

1.  ORGANIZATION

SEI Insurance Products Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated December 14, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of thirteen funds: SEI VP Large Cap Value Fund, SEI VP Large Cap Growth Fund, SEI VP S&P 500 Index Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund, SEI VP Core Fixed Income Fund, SEI VP Bond Index Fund, SEI VP High Yield Bond Fund, SEI VP International Fixed Income Fund, SEI VP Emerging Markets Debt Fund, and SEI VP Prime Obligation Fund (collectively the "Funds", and each of these, a "Fund"). The Trust has diversified and non-diversified funds. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The SEI VP S&P 500 Index Fund and the SEI VP Bond Index Fund have not commenced operations except those related to organizational matters and the sale of initial shares of beneficial interest to SEI Investments Fund Management ("SIFM" or the "Manager") on July 16, 1999.

2. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES

In accordance with AICPA Statement of Position 98-5, "Reporting on the Costs of Start-up Activities", any organization expenses are expensed as incurred and any offering costs (related to the sale of initial shares) will be deferred and amortized on a straight line basis over a period of twelve months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its initial offering costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized offering costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $40,000 for organizational work and initial offering preparation performed by a law firm of which an officer of the Trust is a Partner.

Certain officers and / or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated trustees of the Trust is paid by the Manager.

3.  MANAGEMENT, INVESTMENT ADVISORY, AND DISTRIBUTION AGREEMENTS

The Trust intends to enter into the following service agreements:

Under an Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC") will act as investment adviser to each Fund. For its investment advisory services to the SEI VP S&P 500 Index Fund and the SEI VP Bond Index Fund, SIMC will receive an annual fee which is calculated daily and paid monthly at the annual rates (shown as a percentage of the average daily net assets of each Fund) of 0.03% and 0.07%, respectively.

SIMC has agreed, on a voluntary basis, to waive all or a portion of its investment advisory fee. In addition, SIMC reserves the right to terminate its waivers at any time in its full discretion.

Under an Administration Agreement with the Trust, the Manager will provide the Trust with administrative and shareholder services. For its services to the SEI VP S&P 500 Index Fund and the SEI VP Bond Index Fund, the Manager will receive an annual fee which is calculated daily and paid monthly at the annual rates (shown as a percentage of the average daily net assets of each Fund) of 0.22% and 0.35%, respectively. The Manager has agreed, on a voluntary basis, to waive all or a portion of its administration fee and/or reimburse other expenses. In addition, the Manager reserves the right to terminate its waivers and/or reimbursements at any time in its full discretion.

Under a Distribution Agreement with the Trust, SEI Investments Distribution Co. (the "Distributor") will provide the Trust with distribution services.
The Distributor will not be entitled to any fee for performing these services.



     STATEMENTS OF ASSETS AND LIABILITIES
     ---------------------------------------------------------------------------------------------------------------
     SEI INSURANCE PRODUCTS TRUST - AS OF JUNE 30, 2002





                                                                ------------------------  --------------------



                                                                      S & P 500                BOND
                                                                        INDEX                 INDEX
                                                                        FUND                   FUND

                                                                ------------------------  --------------------


     ASSETS:

          Cash                                                                $7,692              $7,692
                                                                 --------------------     ---------------


           Total Assets                                                     $ 12,804            $ 12,804
                                                                 --------------------     ---------------


     LIABILITIES:

          Due to Manager                                                      $5,112              $5,112
                                                                 --------------------     ---------------


     NET ASSETS:                                                              $7,692              $7,692
                                                                 ====================     ===============



     Shares of beneficial interest issued
         and outstanding (unlimited authorization-
         no par value)                                                           769                 769
                                                                 ====================     ===============


     NET ASSET VALUE, OFFERING PRICE AND

        REDEMPTION PRICE PER SHARE                                            $10.00              $10.00
                                                                 ====================     ===============


     THE FUNDS HAVE NOT COMMENCED OPERATIONS AS OF JUNE 30, 2002.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEI Insurance Products Trust
Organizational and Offering Costs

Estimated as of 7/16/99

Organizational Costs (expensed as incurred)
Legal                                  $      20,000
Audit                                  $        -
                                      ----------------------
                                 Total $      20,000
                                      ======================

Offering Costs (deferred & amortized over 12 months)
Legal                                  $      30,000
Typesetting                            $      10,000
                                      ----------------------
                                 Total $      40,000
                                      ======================